ALLIANCE MUNICIPAL INCOME FUND II

ANNUAL REPORT
SEPTEMBER 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

November 10, 1999

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's twelve-month fiscal reporting period ending September 30, 1999.


ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Period Ended September 30, 1999

                    1 YEAR      1 YEAR      3 YEAR      5 YEAR         OVERALL
                FUND PORTFOLIO   LIPPER      LIPPER     LIPPER       MORNINGSTAR
PORTFOLIO       TOTAL RETURNS*  RANKINGS**  RANKING    RANKINGS**     RATINGS***
-------------   --------------  ----------  --------  ------------  -----------
Arizona            -0.45%         1/38        1/36         1/22         5 stars
Florida            -1.38%         4/58        2/52         1/36         5 stars
Massachusetts      -1.24%         3/51        1/45         1/35         5 stars
Michigan            0.03%         2/43        1/37         1/29         5 stars
Minnesota          -0.48%         1/45        1/43         1/28         4 stars
New Jersey         -0.29%         3/52        1/42         1/32         5 stars
Ohio               -0.70%         2/49        1/45         1/36         5 stars
Pennsylvania       -2.43%        19/55        1/51         1/43         4 stars
Virginia           -1.10%         2/35        1/32         1/26         5 stars
Number of Funds in Morningstar Municipal Bond Fund Category               1,611


* THE FUND'S INVESTMENT RESULTS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 4-6.

**   LIPPER RANKINGS ARE BASED ON THE PORTFOLIO'S RETURN AMONG THE RETURNS OF
ITS PEER GROUP OF FUNDS, AS REPRESENTED BY THE RESPECTIVE STATE-SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGE. FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES TO THE FUND, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. FUND PORTFOLIO INCEPTION DATES ARE: ARIZONA (6/1/94); FLORIDA (6/25/93); MASSACHUSETTS (3/29/94); MICHIGAN (2/25/94); MINNESOTA (6/25/93); NEW JERSEY (6/25/93); OHIO (6/25/93); PENNSYLVANIA (6/25/93); AND
VIRGINIA (4/29/94). AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 1999. EACH PORTFOLIO'S 3- AND 5-YEAR MORNINGSTAR RATINGS WERE: ARIZONA 5 STARS AND 5 STARS; FLORIDA 5 STARS AND 5 STARS; MASSACHUSETTS 5 STARS AND 5 STARS; MICHIGAN 5 STARS AND 5 STARS; MINNESOTA 4 STARS AND 4 STARS; NEW JERSEY 4 STARS AND 5 STARS; OHIO 5 STARS AND 5 STARS; PENNSYLVANIA 4 STARS AND 4 STARS; VIRGINIA 5 STARS AND 5 STARS AMONG 1,611 MUNICIPAL BOND FUNDS FOR THE 3-YEAR PERIOD AND AMONG 1,241 MUNICIPAL BOND FUNDS FOR THE 5-YEAR PERIOD. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-YEAR, 5-YEAR AND OVERALL AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS, IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5%, IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; IF IT FALLS IN THE NEXT 22.5%, IT RECEIVES 2 STARS; AND IF IT SCORES AT THE BOTTOM 10%, IT GETS 1 STAR. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGE 5.


MARKET OVERVIEW
Over the past year, municipal bonds performed well on a relative basis but saw prices decline on an absolute basis. This price decline was caused by a rise in long-term interest rates as a result of tremendous growth in the US economy. This rise in rates was not unexpected, however, given the cyclical nature of financial markets. On a relative basis, the municipal bond market performed well compared to the taxable fixed-income markets. Municipal yields began the year at parity with comparable Treasury bond yields, which is historically uncommon due to the tax-advantaged nature of municipal bonds. Over the course of the year, the yield ratio of municipals to Treasuries declined from parity to approximately 95% of long-term Treasury bond yields. As a result, the total return of most municipal indexes was well ahead of other


1


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


comparable benchmarks as of September 30, 1999 on an absolute basis as well as a tax-adjusted basis.

We attribute the strength in the municipal bond market relative to Treasuries to two factors. First, new issuance of municipal bonds was down roughly 20% on a year-over-year basis, primarily due to the rising-rate environment making it less attractive for issuers to refinance outstanding bonds. Second, demand for municipals has been very strong, as investors are attracted to the high taxable-equivalent yields of both bond funds and individual securities. Market participants attribute this strong demand to the changing savings needs of maturing baby boomers, and to reinvestment of gains from surging equity markets into municipal bonds. This strong demand has been somewhat offset by pockets of selling in the market, particularly from insurance companies raising cash to pay catastrophe-related claims. Additional selling came from certain institutional investors who do not benefit from the tax-free benefit of municipal bonds but had purchased them as a total-return strategy when yield ratios were at parity with Treasury bonds.

Credit fundamentals within the municipal market continue to be strong with most investment sectors showing improved credit quality. State and local governments are in excellent financial condition, in most cases, due to strong local economies that have generated increased sales tax and personal income tax collections. The only area of weakness has been in the corporate-backed tax-exempt sector. This sector has experienced a number of downgrades primarily due to merger activity. Most of the issues affected have been older bonds with relatively high coupons and short-dated call features, which minimizes the negative price impact resulting from ratings downgrades. Merger activity and credit-quality activity also affected the health care sector, but unlike the corporate-backed market, these securities received credit upgrades or in some cases outstanding bonds were called. Bonds receiving upgrades were either pre-refunded to a specific call date or escrowed to maturity. These upgrades created positive price appreciation in an otherwise weak market.

INVESTMENT STRATEGY
At Alliance, we are value-oriented municipal bond investors. Because we take a longer-term view of interest rate and credit cycles, we see the recent rise in interest rates as an excellent opportunity to reposition our portfolios. Our repositioning strategy, similar to the repositioning we conducted in 1994 and 1995, has been to sell our older, higher coupon bonds that are subject to calls within the next five years or less, and to purchase new bonds with attractive coupons and ten-year call protection. In addition, we are investing cash positions accumulated over the past year in longer-maturity issues, which we believe offer good value in the current rate environment. This repositioning program will help us to maintain the highest possible distribution rates going forward and, at the same time, minimize long-term reinvestment risk consistent with the objectives and guidelines of the Fund. We are also continuing to reap the benefits of the pre-refunding of certain obligations held by the Fund, which we typically sell when the full benefit of credit-quality improvement can be realized by selling the securities. This portfolio repositioning, in addition to helping us maintain the highest possible distribution rates, allows us to prepare for the next phase of the interest rate cycle.

MARKET OUTLOOK
During the fourth quarter we expect that the fixed-income market in general and the municipal bond market in particular will be in a period of uncertainty. In addition to the usual concerns of changes in credit quality, supply factors, and the overall direction of long-term interest rates, the unknown impact of Y2K on financial markets will create an atmosphere of uncertainty and caution for this calendar year-end. We view this phenomenon as temporary, and we believe that any resulting market weakness will create an excellent buying opportunity.


2


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


The Alliance Municipal Income team is proud of the strong relative performance we have delivered in fiscal year 1999 and our excellent long-term investment record. We look forward to the opportunity to continue to serve our shareholders over the next year.
Sincerely,



John D. Carifa
Chairman and President



Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


The nine portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.


HOW YOUR PORTFOLIO PERFORMED OVER THE PAST TWELVE MONTHS
The Portfolios' Class A share total returns at net asset value (NAV) for the twelve-month period ended September 30, 1999 are shown below. For comparison, we have also shown returns for the overall municipal bond market, represented by the unmanaged state-specific Lipper Municipal Debt Funds Average, for the one-, three- and five-year periods ended September 30, 1999. Current yields and returns for Class A, Class B and Class C shares are on the next two pages.


MUNICIPAL INCOME FUND II--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Period Ended September 30, 1999

                                          FUND PORTFOLIO
                                           TOTAL RETURNS   LIPPER       LIPPER       LIPPER
                                             (AT NAV)      AVERAGE      AVERAGE      AVERAGE
 PORTFOLIO                                   12 MONTHS    12 MONTHS     3 YEARS      5 YEARS
-----------------------------------       -----------   -----------  -----------  -----------
Arizona                                        -0.45%       -2.30%        4.55%        5.97%
Florida                                        -1.38%       -2.85%        4.35%        5.88%
Massachusetts                                  -1.24%       -2.86%        4.31%        5.79%
Michigan                                        0.03%       -2.70%        4.29%        5.74%
Minnesota                                      -0.48%       -2.22%        4.34%        5.62%
New Jersey                                     -0.29%       -2.53%        4.40%        5.72%
Ohio                                           -0.70%       -2.36%        4.43%        5.80%
Pennsylvania                                   -2.43%       -2.81%        4.34%        5.72%
Virginia                                       -1.10%       -2.24%        4.69%        6.16%


* TOTAL RETURNS FOR THE FUND'S PORTFOLIOS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES AS OF SEPTEMBER 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE STATE SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGES HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND'S PORTFOLIOS, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES.


4


INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1999                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                                      NAV AND SEC TOTAL RETURNS
                                            ------------------------------------------------------------------------------
                                                    WITHOUT SALES CHARGES                    WITH SALES CHARGES
                                            -----------------------------------       ------------------------------------
                                                 1            5        SINCE            1            5        SINCE
                                                YEAR        YEARS    INCEPTION         YEAR        YEARS    INCEPTION
                                            -----------  -----------  -----------  -----------  -----------  -----------
ARIZONA PORTFOLIO
Class A                                        -0.45%        7.51%        6.96%       -4.68%        6.59%        6.10%
Class B                                        -1.19%        6.78%        6.23%       -4.01%        6.78%        6.23%
Class C                                        -1.19%        6.78%        6.23%       -2.13%        6.78%        6.23%

FLORIDA PORTFOLIO
Class A                                        -1.38%        7.80%        5.43%       -5.61%        6.87%        4.71%
Class B                                        -2.06%        7.02%        4.71% (a)   -4.87%        7.02%        4.71% (a)
Class C                                        -2.06%        7.02%        4.67%       -3.00%        7.02%        4.67%

MASSACHUSETTS PORTFOLIO
Class A                                        -1.24%        7.80%        7.84%       -5.47%        6.87%        7.00%
Class B                                        -1.87%        7.07%        7.12%       -4.68%        7.07%        7.12%
Class C                                        -1.87%        7.08%        7.12%       -2.81%        7.08%        7.12%

MICHIGAN PORTFOLIO
Class A                                         0.03%        8.31%        6.76%       -4.21%        7.36%        5.94%
Class B                                        -0.64%        7.55%        6.01%       -3.48%        7.55%        6.01%
Class C                                        -0.64%        7.55%        6.01%       -1.59%        7.55%        6.01%
MINNESOTA PORTFOLIO
Class A                                        -0.48%        6.72%        5.12%       -4.68%        5.80%        4.40%
Class B                                        -1.19%        5.96%        4.36% (a)   -4.03%        5.96%        4.36% (a)
Class C                                        -1.19%        5.94%        4.35%       -2.14%        5.94%        4.35%

NEW JERSEY PORTFOLIO
Class A                                        -0.29%        7.42%        5.43%       -4.49%        6.50%        4.71%
Class B                                        -0.99%        6.63%        4.71% (a)   -3.84%        6.63%        4.71% (a)
Class C                                        -0.99%        6.63%        4.67%       -1.94%        6.63%        4.67%

OHIO PORTFOLIO
Class A                                        -0.70%        7.41%        5.43%       -4.88%        6.49%        4.71%
Class B                                        -1.38%        6.64%        4.69% (a)   -4.21%        6.64%        4.69% (a)
Class C                                        -1.38%        6.64%        4.67%       -2.33%        6.64%        4.67%

PENNSYLVANIA PORTFOLIO
Class A                                        -2.43%        7.24%        5.55%       -6.55%        6.31%        4.82%
Class B                                        -3.10%        6.47%        4.82% (a)   -5.88%        6.47%        4.82% (a)
Class C                                        -3.10%        6.47%        4.79%       -4.03%        6.47%        4.79%

VIRGINIA PORTFOLIO
Class A                                        -1.10%        8.23%        7.43%       -5.30%        7.29%        6.58%
Class B                                        -1.73%        7.50%        6.70%       -4.54%        7.50%        6.70%
Class C                                        -1.73%        7.48%        6.70%       -2.67%        7.48%        6.70%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


5


(a)  Assumes conversion of Class B shares into Class A shares after six years.


INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1999                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                            TAXABLE-
                                           EQUIVALENT
                                            YIELD IN
                        30 DAY           36% TAX BRACKET
PORTFOLIO            SEC YIELD*             (AT NAV)**
---------            ----------          ---------------

ARIZONA
Class A                 4.83%                 8.65%
Class B                 4.35%                 7.55%
Class C                 4.35%                 7.55%

FLORIDA
Class A                 5.03%                 8.39%
Class B                 4.56%                 7.25%
Class C                 4.56%                 7.25%

MASSACHUSETTS
Class A                 5.13%                 8.64%
Class B                 4.66%                 7.53%
Class C                 4.66%                 7.53%

MICHIGAN
Class A                 4.63%                 8.09%
Class B                 4.14%                 6.96%
Class C                 4.14%                 6.96%

MINNESOTA
Class A                 5.08%                 8.97%
Class B                 4.58%                 7.70%
Class C                 4.60%                 7.70%

NEW JERSEY
Class A                 4.78%                 8.34%
Class B                 4.27%                 7.13%
Class C                 4.29%                 7.13%

OHIO
Class A                 4.75%                 8.72%
Class B                 4.24%                 7.51%
Class C                 4.25%                 7.51%

PENNSYLVANIA
Class A                 4.82%                 8.39%
Class B                 4.32%                 7.22%
Class C                 4.33%                 7.22%

VIRGINIA
Class A                 5.02%                 8.85%
Class B                 4.55%                 7.74%
Class C                 4.55%                 7.74%


* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 1999.

**   The Taxable-Equivalent Yield Is Based On NAV And A 36% Marginal Federal
Income Tax Rate And Maximum State, City And Local Taxes, Where Applicable.


6


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

ARIZONA PORTFOLIO
6/30/94 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

ARIZONA PORTFOLIO CLASS A AT NAV: $14,397
ARIZONA PORTFOLIO CLASS A AT OFFERING: $13,783
LIPPER AZ MUNI FUNDS AVERAGE: $13,423

6/30/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98    9/30/99


FLORIDA PORTFOLIO
6/30/93 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

FLORIDA PORTFOLIO CLASS A AT NAV: $13,934
FLORIDA PORTFOLIO CLASS A AT OFFERING: $13,347
LIPPER FL MUNI FUNDS AVERAGE: $13,151

6/30/93   9/30/93   9/30/94   9/30/95   9/30/96   9/30/97   9/30/98   9/30/99

MASSACHUSETTS PORTFOLIO
3/31/94 TO 9/30/99

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

MASSACHUSETTS PORTFOLIO CLASS A AT NAV: $15,160
MASSACHUSETTS PORTFOLIO CLASS A AT OFFERING: $14,521
LIPPER MA MUNI FUNDS AVERAGE: $13,394

3/31/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98    9/30/99


7


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

MICHIGAN PORTFOLIO
2/28/94 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

MICHIGAN PORTFOLIO CLASS A AT NAV: $14,422
MICHIGAN PORTFOLIO CLASS A AT OFFERING: $13,814
LIPPER MI MUNI FUNDS AVERAGE: $12,801

2/28/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98    9/30/99

MINNESOTA PORTFOLIO
6/30/93 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

MINNESOTA PORTFOLIO CLASS A AT NAV: $13,673
LIPPER MN MUNI FUNDS AVERAGE: $13,153
MINNESOTA PORTFOLIO CLASS A AT OFFERING: $13,097

6/30/93   9/30/93   9/30/94   9/30/95   9/30/96   9/30/97   9/30/98   9/30/99

NEW JERSEY PORTFOLIO
6/30/93 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

NEW JERSEY PORTFOLIO CLASS A AT NAV: $13,933
NEW JERSEY PORTFOLIO CLASS A AT OFFERING: $13,346
LIPPER NJ MUNI FUNDS AVERAGE: $13,152

6/30/93   9/30/93   9/30/94   9/30/95   9/30/96   9/30/97   9/30/98   9/30/99


8


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

OHIO PORTFOLIO
6/30/93 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

OHIO PORTFOLIO CLASS A AT NAV: $13,934
OHIO PORTFOLIO CLASS A AT OFFERING: $13,347
LIPPER OH MUNI FUNDS AVERAGE: $13,271

6/30/93   9/30/93   9/30/94   9/30/95   9/30/96   9/30/97   9/30/98   9/30/99

PENNSYLVANIA PORTFOLIO
6/30/93 TO 9/30/99

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

PENNSYLVANIA PORTFOLIO CLASS A AT NAV: $14,029
PENNSYLVANIA PORTFOLIO CLASS A AT OFFERING: $13,437
LIPPER PA MUNI FUNDS AVERAGE: $13,189

6/30/93   9/30/93   9/30/94   9/30/95   9/30/96   9/30/97   9/30/98   9/30/99


9


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

VIRGINIA PORTFOLIO
4/30/94 TO 9/30/99

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

VIRGINIA PORTFOLIO CLASS A AT NAV: $14,745
VIRGINIA PORTFOLIO CLASS A AT OFFERING: $14,123
LIPPER VA MUNI FUNDS AVERAGE: $13,526

4/30/94    9/30/94    9/30/95    9/30/96    9/30/97    9/30/98    9/30/99


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the month-end closest to each Portfolio's inception). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 22 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 25 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 34 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 30 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 22 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 28 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 35 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 26 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund IIPortfolio to the corresponding Lipper Average, you should note that the Portfolio's performance reflects the maximum sales charge of 4.25%, while no such sales charges are reflected in the performance of the Lipper Averages.


Alliance Portfolio
Lipper Average


10


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------
  MUNICIPAL BONDS-94.9%
  ARIZONA-88.3%
Aaa    Arizona Student Loan
       Acquisition Authority
       (Student Loan Rev)
       Ser 99B-2 AMT
       5.90%, 5/01/24 (b)                         $ 1,500     $  1,492,215
AAA    Glendale IDR
       (Midwestern Univ)
       Connie Lee Ser 96A
       6.00%, 5/15/26                                 475          490,756
AAA    Glendale IDR
       (Midwestern Univ)
       Connie Lee Ser 96A,
       Pre-refunded
       6.00%, 5/15/06                               1,025        1,116,215
NR     Goodyear Assessment District # 1
       Ser 96C
       7.25%, 7/01/16                               4,652        5,040,395
NR     Goodyear Dev Auth
       Water & Sewer Rev
       (Litchfield Pk Svc Proj)
       Ser 99 AMT
       5.95%, 10/01/23                              3,160        2,990,498
NR     Hassayampa Cmnty Fac
       Dist Spec Assessment Lien
       Ser 96
       7.75%, 7/01/21                               6,795        7,488,702
AAA    Maricopa Cnty GO
       School Dist No. 28
       (Kyrene Elem)
       FGIC Ser 95B
       6.00%, 7/01/14                               2,000        2,056,120
AAA    Maricopa Cnty Hosp Rev
       (Catholic Healthcare West)
       MBIA Ser 93
       7.45%, 7/01/13 (c)                           2,700        2,737,881
A+     Maricopa Cnty IDR
       (Citizens Utilities)
       Ser 95 AMT
       6.20%, 5/01/30                               8,550        8,649,607
AAA    Maricopa Cnty MFHR
       (Mesa Ridge Apts Proj)
       MBIA Ser 99A
       5.15%, 7/01/29                               1,250        1,132,112
AAA    Maricopa Cnty MFHR
       (Shadow Creek Apts Proj)
       FNMA Ser 98C AMT
       5.20%, 12/15/21                              4,100        3,838,420
AAA    Mesa Cnty Health Care Fac
       (Discovery Hlth Sys)
       MBIA Ser 99A
       5.75%, 1/01/25                               7,000        6,953,170
AAA    Mesa Cnty Health Care Fac
       (Lutheran Hlth Sys)
       MBIA Ser 98A
       5.00%, 1/01/19                               4,000        3,653,200
AAA    Mohave Cnty IDR
       (Cargill/North Star Steel)
       Ser 95A AMT
       6.70%, 3/01/20                               2,500        2,713,700
AAA    Mohave Cnty MFHR
       (Chris Ridge & Silver)
       GNMA Ser 96
       6.375%, 11/01/31                             1,000        1,038,960
AAA    Phoenix Arpt Rev
       (Sky Harbor/Goodyear/Deer Valley)
       MBIA Ser 94D AMT
       6.30%, 7/01/10                               1,795        1,926,915
AA+    Phoenix Excise Tax Rev
       (Civic Plaza Bldg Corp)
       Sr Lien Ser 94
       6.00%, 7/01/12                               1,015        1,061,741
AA     Phoenix MFHR
       (Woodstone & Silver Springs)
       Asset Gty Ser 93
       6.25%, 4/01/23                               3,000        3,084,210
AAA    Pima Cnty SFMR
       GNMA/FNMA/FHLMC
       Ser 97A AMT
       6.25%, 11/01/30                              2,195        2,245,616
AAA    Pima Cnty SFMR
       GNMA/FNMA/FHLMC
       Ser 99A AMT
       5.20%, 5/01/31                               3,500        3,150,805
NR     Scottsdale GO Comm Fac
       (McDowell Ranch)
       Ser 97, Pre-refunded
       6.50%, 7/15/07                               2,000        2,228,040


11


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

AAA    Tempe MFHR
       (Quadrangles)
       FHA Ser 93
       6.25%, 6/01/26                              $1,615     $  1,661,366
AAA    Yuma MFHR
       (Alexandrite Sands Apts)
       FHA Ser 90 AMT
       7.70%, 12/01/29                              3,000        3,074,610
                                                              ------------
                                                                69,825,254

       PUERTO RICO-6.6%
AAA    Puerto Rico Hsg Fin
       Corp Rev
       SFMR GNMA
       Ser 98A AMT
       5.20%, 12/01/32                              4,200        3,779,454
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                               1,400        1,414,756
                                                              ------------
                                                                 5,194,210

       TOTAL INVESTMENTS-94.9%
         (cost $74,571,422)                                   $ 75,019,464
       Other assets less liabilities-5.1%                        4,062,273

       NET ASSETS-100%                                        $ 79,081,737


See footnote summary on page 25.

See Glossary of Terms on page 25.

See notes to financial statements.


12


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.2%
       FLORIDA-90.1%
Aaa    Brevard Cnty Hsg Fin Auth
       SFMR GNMA Ser 94 AMT
       6.70%, 9/01/27 (b)                         $ 4,140     $  4,285,024
A      Broward Cnty Hsg Fin Auth
       MFHR
       (Bridgewater Place Apts)
       Ser 99A AMT
       5.50%, 4/01/41                               5,640        5,170,470
NR     Collier Cnty Cmnty Dev Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18                              18,865       20,088,584
A      Collier Cnty Cmnty Dev Dist
       (Fiddlers Creek)
       Ser 99B
       5.80%, 5/01/21 (d)                           7,940        7,665,117
BBB+   Collier Cnty Hlth Fac
       (The Moorings) Ser 94
       7.00%, 12/01/19                              2,000        2,144,480
A      Collier Cnty Hsg Fin Auth
       MFHR
       (Whistlers Green Apts)
       Ser 99A AMT
       5.45%, 6/01/39                               5,040        4,628,938
A3     Dade Cnty
       (Courthouse Ctr Proj)
       Ser 95, Pre-refunded
       6.10%, 4/01/05 (b)                           3,000        3,262,830
AAA    Dade Cnty Aviation Rev
       (Miami Int'l)
       MBIA Ser 95B AMT
       6.00%, 10/01/24                              9,730       10,003,024
NR     Dade Cnty Hsg Fin Auth
       (Golden Lakes Apts)
       Ser 97A AMT
       6.00%, 11/01/32                                250          249,985
NR     Dade Cnty Hsg Fin Auth
       (Golden Lakes Apts)
       Ser 97A AMT
       6.05%, 11/01/39                                750          752,198
Aaa    Duval Cnty Hsg Fin Auth
       SFMR Ser 99 AMT
       5.30%, 4/01/29 (b)                           6,000        5,476,260
AAA    Escambia Cnty Hsg Fin Auth
       SFMR GNMA/FNMA
       Ser 95B AMT
       6.25%, 4/01/28                              11,500       11,729,540
Aaa    Escambia Cnty Hsg Fin Auth
       SFMR MBIA Ser 99 AMT
       5.20%, 4/01/32 (b)                           5,000        4,489,800
Baa1   Escambia Cnty PCR
       (Champion Int'l Corp)
       Ser 96 AMT
       6.40%, 9/01/30 (b)                           5,000        5,070,700
AAA    Florida Hsg Fin Agy MFHR
       (Brittany of Rosemont)
       AMBAC Ser 95G AMT
       6.25%, 7/01/35                               1,350        1,390,176
AAA    Florida Hsg Fin Agy MFHR
       (Landings at Boot Ranch)
       AMBAC Ser 95K AMT
       6.10%, 11/01/35                              2,050        2,089,729
AAA    Florida Hsg Fin Agy MFHR
       (Turtle Creek Apts)
       AMBAC Ser 96C AMT
       6.20%, 5/01/36                               3,245        3,329,532
AAA    Florida Hsg Fin Agy
       SFMR GNMA/FNMA
       Ser 94B AMT
       6.65%, 7/01/26                               3,600        3,713,652
AAA    Florida Hsg Fin Agy
       SFMR GNMA/FNMA
       Ser 95A AMT
       6.65%, 1/01/24                               6,675        6,918,037
AAA    Florida Hsg Fin Corp MFHR
       (Crossing at Univ Apts)
       AMBAC Ser 98Q-1 AMT
       5.25%, 12/01/38                              6,545        5,934,155
AAA    Florida Hsg Fin Corp MFHR
       (Logans Pointe Apts)
       FSA Ser 99F-1 AMT
       6.00%, 6/01/39                               6,630        6,776,987
Aaa    Florida Hsg Fin Corp MFHR
       (Waterbridge Apts) MBIA
       Ser 98R-1 AMT
       5.20%, 2/01/32 (b)                           1,540        1,403,571
A      Florida Hsg Fin Corp MFHR
       (Wentworth II Apts)
       Ser 99A AMT
       5.40%, 11/01/34                              3,055        2,808,584
AAA    Greater Orlando Aviation Auth
       Orlando Arpt Facs Rev
       FGIC Ser 99A AMT
       5.13%, 10/01/28                              6,000        5,419,260


13


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

AAA    Hillsborough Cnty Aviation Auth
       (Tampa Int'l Arpt)
       FGIC Ser 96A AMT
       6.00%, 10/01/23                            $ 1,500     $  1,551,540
AAA    Jacksonville Wtr & Swr Rev
       (United Wtr Proj)
       AMBAC Ser 95 AMT
       6.35%, 8/01/25                               1,500        1,575,165
NR     Lee Cnty Comm Fac Dist
       (Herons Glen Recreational Dist)
       Ser 99
       5.90%, 5/01/19                               5,380        5,269,764
Aaa    Manatee Cnty Hsg Fin Auth
       SFMR GNMA Ser 99 AMT
       6.25%, 11/01/28 (b)                          3,015        3,179,378
A      Miami-Dade Cnty Hsg
       Fin Auth
       (Cntry Club Villas Apts)
       Ser 99A AMT
       6.20%, 10/01/39                              5,145        5,114,593
AAA    Miami-Dade Cnty
       (Professional Sports
       Franchise Fac Tax)
       MBIA Ser 98
       4.75%, 10/01/30                                800          662,920
Aa3    North Miami Hlth Fac Auth
       (Catholic Hlth Svcs
       Oblig Grp) Ser 96
       6.00%, 8/15/24 (b)                           1,200        1,207,260
AA     Orange Cnty Hlth Facs Auth Rev
       (Mayflower Retirement Proj)
       Asset Gty Ser 99
       5.25%, 6/01/29                               4,410        4,056,538
A+     Palm Beach Cnty IDR
       (Lourdes McKeen Residence)
       Ser 96
       6.63%, 12/01/26                              4,000        4,095,960
Aaa    Pinellas Cnty Hsg Fin Auth
       SFMR GNMA/FNMA
       Ser 94A AMT
       6.55%, 8/01/27 (b)                           4,090        4,209,387
A      Suwannee Cnty Hlth Care Facs Rev
       (Advent Christian Village)
       ACA Ser 99
       5.25%, 4/01/24                               1,300        1,175,694
Baa2   Volusia Cnty Ed Fac Auth
       (Embry-Riddle Aero Univ)
       Ser 99A
       5.75%, 10/15/29 (b)                          2,000        1,912,020
Baa2   Volusia Cnty Ed Fac Auth
       (Embry-Riddle Aero Univ)
       Ser 96A
       6.13%, 10/15/26 (b)                          7,060        7,091,346
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village)
       Asset Gty Ser 96A
       6.00%, 6/01/17                               3,000        3,066,720
AAA    Volusia Cnty Hlth Fin Auth
       MFHR FNMA/GNMA
       (Spring Arbor Apts)
       Ser 98A AMT
       5.25%, 8/01/31                               1,955        1,783,703
                                                              ------------
                                                               170,752,621

       WEST VIRGINIA-8.1%
A      Braxton Cnty Solid Waste
       Disp Rev
       (Weyerhaeuser Co Proj)
       Ser 98 AMT
       5.40%, 5/01/25                              16,700       15,249,271

       TOTAL INVESTMENTS-98.2%
         (cost $186,201,910)                                   186,001,892
       Other assets less liabilities-1.8%                        3,451,434

       NET ASSETS-100%                                        $189,453,326


See footnote summary on page 25.

See Glossary of Terms on page 25.

See notes to financial statements.


14


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       MUNICIPAL BONDS-95.4%
       MASSACHUSETTS-90.5%
BBB-   Massachusetts Dev Fin Agy
       (Boston Biomedical)
       Ser 99
       5.75%, 2/01/29                             $ 1,800     $  1,639,206
BBB-   Massachusetts Dev Fin Agy
       (Eastern Nazarene)
       Ser 99
       5.63%, 4/01/29                               2,000        1,815,160
AA     Massachusetts Dev Fin Agy
       (Landmark Sch)
       Asset Gty Ser 99
       5.25%, 6/01/29                               2,815        2,516,723
BBB+   Massachusetts Dev Fin Agy
       (Ogden Haverhill Proj)
       Ser 98B AMT
       5.50%, 12/01/19                              2,735        2,573,033
AA     Massachusetts Dev Fin Agy
       (Seven Hills)
       Asset Gty Ser 99
       5.15%, 9/01/28                               6,035        5,372,236
BBB    Massachusetts Dev Fin Agy
       (Suffolk Univ)
       Ser 99
       5.85%, 7/01/29                               1,375        1,302,730
AA     Massachusetts Dev Fin Agy
       (Worcester Redev Auth)
       Asset Gty Ser 99
       6.00%, 6/01/24                               1,300        1,316,185
BBB+   Massachusetts Dev Fin Agy
       (YMCA Greater Boston)
       Ser 98
       5.45%, 11/01/28                              1,000          911,970
AAA    Massachusetts Ed Fin Auth
       (Educational Loan)
       AMBAC Ser 99A AMT
       5.00%, 7/01/15                               1,890        1,772,234
AAA    Massachusetts Hlth &
       Ed Fac Auth
       (Beth Israel)
       AMBAC Ser G-4
       8.826%, 7/01/25 (c)                          2,000        2,015,900
BBB    Massachusetts Hlth &
       Ed Fac Auth
       (Caritas Christi)
       Ser 99A
       5.75%, 7/01/28                              16,940       15,457,750
Baa3   Massachusetts Hlth &
       Ed Fac Auth
       (Lasell College)
       Ser 99A
       5.625%, 7/01/29 (b).                         7,490        6,841,516
AAA    Massachusetts Hlth & Ed Fac Auth
       (New England Med Ctr)
       MBIA Ser 94
       6.73%, 7/01/18 (c)                           5,000        4,544,900
AA+    Massachusetts Hlth & Ed Fac Auth
       (Wellesley College)
       Ser 99F
       5.13%, 7/01/39                               6,500        5,739,240
AAA    Massachusetts Hsg Fin Agy
       AMBAC Ser 93A
       6.15%, 10/01/15                              3,500        3,598,490
AAA    Massachusetts Hsg Fin Agy
       MFHR
       AMBAC Ser 95E AMT
       6.00%, 7/01/37                               2,680        2,683,163
AAA    Massachusetts Hsg Fin Agy
       SFMR
       FSA Ser 73 AMT
       5.90%, 12/01/23                             10,000        9,935,400
A3     Massachusetts Ind Fin Agy
       (Brooks School)
       Ser 93, Pre-refunded
       5.95%, 7/01/03 (b)                           2,250        2,407,095
AAA    Massachusetts Ind Fin Agy
       (Heights Crossing)
       FHA Ser 95 AMT
       6.15%, 2/01/35                               7,000        7,049,070
AAA    Massachusetts Muni
       Wholesale Elec
       Power Supply Sys Rev
       MBIA Ser 92A
       6.00%, 7/01/18                               4,940        5,025,363
AAA    Massachusetts Port Auth
       (Bosfuel Corp)
       MBIA Ser 97 AMT
       6.00%, 7/01/36                              12,460       12,476,821


15


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

AAA    Massachusetts Port Auth Spec Fac
       (US Air)
       MBIA Ser 96A AMT
       5.88%, 9/01/23                             $ 5,600     $  5,511,352
AA+    Massachusetts Wtr Poll Abate
       (South Essex Program)
       Ser 94A
       6.38%, 2/01/15                               3,000        3,167,760
                                                              ------------
                                                               105,673,297

       PUERTO RICO-4.9%
AAA    Puerto Rico Hsg Fin Corp Rev
       SFMR GNMA
       Ser 98A AMT
       5.20%, 12/01/32                              6,300        5,669,181

       TOTAL INVESTMENTS-95.4%
         (cost $111,026,406)                                   111,342,478
       Other assets less liabilities-4.6%                        5,409,119

       NET ASSETS-100%                                        $116,751,597


See footnotes summary on page 25.

See Glossary of Terms on page 25.

See notes to financial statements.


16


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       MICHIGAN MUNICIPAL
       BONDS-99.7%
AAA    Detroit GO
       FGIC Ser 93, Pre-refunded
       6.35%, 4/01/03                             $ 1,690     $  1,792,330
BB-    Detroit Local Dev Fin Auth
       Daimler/Chrysler
       (Jefferson North Assembly Plant)
       Ser98A
       5.50%, 5/01/21                               7,000        6,483,680
AAA    Genessee Cnty Arpt Rev
       (Bishop Int'l)
       AMBAC Ser 99A
       5.00%, 12/01/23                              1,000          889,530
AAA    Grand Rapids Swr Sys
       MBIA Ser 92
       6.00%, 1/01/22                               1,500        1,581,690
Aa2    Independence Eco
       Dev Auth
       (Greenery Health)
       FHA Ser 97A
       6.15%, 8/01/17 (b)                           1,850        1,924,296
AAA    Kent Cnty Arpt Fac
       (Kent Cnty Int'l)
       Ser 95 AMT, Pre-refunded
       6.10%, 1/01/05                               1,700        1,829,320
AA+    Michigan Hosp Fin Auth
       (Charity Oblig Group)
       Ser 99A
       5.13%, 11/01/29                              2,080        1,827,841
Aaa    Michigan Hsg Dev Auth
       MFHR/GNMA
       (Arbor Pointe) Ser 99
       5.40%, 6/20/40 (b)                           1,810        1,663,046
AAA    Michigan Hsg Dev Auth
       MFHR
       AMBAC Ser 97A AMT
       6.10%, 10/01/33                              4,680        4,737,049
AAA    Michigan Hsg Dev Auth
       MFHR
       MBIASer 99A AMT
       5.30%, 10/01/37                              3,500        3,192,945
AAA    Michigan Strategic Fund
       (Detroit Edison)
       MBIA Ser 95AA
       6.40%, 9/01/25                               1,690        1,795,135
A      Michigan Strategic Fund
       (General Motors)
       Ser 95
       6.20%, 9/01/20                               1,715        1,803,356
NR     Michigan Strategic Fund
       (Holland Home)
       Ser 98
       5.75%, 11/15/28                              2,200        1,993,354
BBB+   Romulus Tax Increment
       Fin Auth Ser 94
       6.75%, 11/01/19                              1,585        1,649,827
AAA    Three Rivers GO
       MBIA Ser 96, Pre-refunded
       6.00%, 5/01/06                               1,400        1,509,676
AA     Troy Downtown Dev
       Auth Asset Gty Ser 95A
       6.375%, 11/01/18                             1,500        1,568,655

       TOTAL INVESTMENTS-99.7%
         (cost $35,916,628)                                     36,241,730
       Other assets less liabilities-0.3%                          110,242

       NET ASSETS-100%                                         $36,351,972



     See footnotes summary on page 25.

     See Glossary of Terms on page 25.

     See notes to financial statements.


17


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       MINNESOTA MUNICIPAL
       BONDS-95.4%
A      Bass Brook PCR
       (Minn Power & Light)
       Ser 92
       6.00%, 7/01/22                             $ 1,680     $  1,693,574
AAA    Brooklyn Park MFHR
       (Brooklyn Landing)
       FNMA Ser 99A AMT
       5.60%, 7/01/24                               1,370        1,330,598
AAA    Duluth Arpt Lease Rev
       GO
       Ser 95C AMT
       6.25%, 8/01/14                               1,570        1,639,739
A-     Golden Valley Health Fac
       Covenant Retmt Cmty
       Ser 99A
       5.50%, 12/01/29                              3,750        3,388,725
A-     Minneapolis Common
       Bond Fund Cmnty Dev Agy
       Ser 95-2 AMT
       6.63%, 12/01/15                              1,245        1,300,154
NR     Minneapolis Hlth Fac
       (Walker Methodist)
       Ser 98A
       6.00%, 11/15/28                              5,000        4,631,850
AAA    Minneapolis Spec School Dist No. 1
       COP MBIA Ser 96A
       5.90%, 2/01/17                               1,670        1,692,662
AAA    Minnesota Agric & Eco Dev
       (Benedictine Health)
       Ser 99A
       5.13%, 2/15/29                               1,000          900,080
NR     Minnesota Agric & Eco Dev
       (Small Business Loan Prog)
       Ser 96A AMT
       6.75%, 8/01/16                               1,450        1,511,393
NR     Minnesota Agric & Eco Dev
       (Small Business Loan Prog)
       Ser 96B AMT
       7.00%, 8/01/16                                 750          773,385
Baa1   Minnesota Higher Ed Fac Auth
       (Hamline Univ)
       Ser 4-I
       6.00%, 10/01/16 (b)                            790          789,163
AA+    Minnesota Hsg Fin Agy
       SFMR Ser 96G AMT
       6.25%, 7/01/26                               3,500        3,564,925
Aaa    Minnetonka MFHR
       (Archer Heights Apts)
       GNMA Ser 99A AMT
       5.30%, 1/20/27 (b)                           1,620        1,517,940
AA+    Rochester Hosp Rev
       (Mayo Med Ctr)
       Ser 92H
       8.07%, 11/15/15 (c)                          3,000        3,151,950
BBB-   So. St. Paul Hosp Rev
       (Healtheast Proj)
       Ser 94B
       6.75%, 11/01/09                              1,630        1,669,381
AAA    St. Francis GO
       Ind Sch Dist No. 15
       FSA Ser 95A
       6.38%, 2/01/16                               1,000        1,078,150
Aaa    St. Paul MFHR
       (Wellington Proj)
       FHLMC Ser 99A
       5.10%, 2/01/24 (b)                           1,720        1,608,527

       TOTAL INVESTMENTS-95.4%
         (cost $31,950,094)                                     32,242,196
       Other assets less liabilities-4.6%                        1,550,361

       NET ASSETS-100%                                        $ 33,792,557


     See footnote summary on page 25.

     See Glossary of Terms on page 25.

     See notes to financial statements.


18


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       MUNICIPAL BONDS-96.0%
       NEW JERSEY-91.1%
AAA    Essex Cnty Imp Auth Util Rev
      (Orange Twp)
       MBIA Ser 93
       6.00%, 12/01/17                            $ 2,510     $  2,679,927
BBB-   New Jersey Eco Dev
       (American Airlines)
       AMT
       7.10%, 11/01/31                              4,500        4,729,320
A+     New Jersey Eco Dev
       (Anheuser-Busch)
       Ser 95 AMT
       5.85%, 12/01/30                              6,400        6,403,520
NR     New Jersey Eco Dev
       (Kapkowski Rd)
       Ser 98B AMT
       6.50%, 4/01/31                              28,085       28,403,765
BBB    New Jersey Eco Dev
       (NUI Corp)
       Ser 98A AMT
       5.25%, 11/01/33                             12,000       10,605,240
AAA    New Jersey Eco Dev
       (Pub Ser Elec & Gas)
       MBIA Ser 94A AMT
       6.40%, 5/01/32                               5,000        5,292,950
BBB    New Jersey Hlth Care Fac
       (Englewood Hosp)
       Ser 94
       6.75%, 7/01/24                               4,230        4,460,661
BBB    New Jersey Hlth Care Fac
       (Franciscan Sisters,
       St. Mary's Hosp)
       Ser 93
       5.88%, 7/01/12                               2,755        2,743,732
AAA    New Jersey Hlth Care Fac
       (Monmouth Med Ctr)
       FSA Ser C
       6.25%, 7/01/24                               2,750        2,996,400
A      New Jersey Hlth Care Fac
       (Palisades Med Ctr)
       ACA Ser 99
       5.25%, 7/01/28                               3,840        3,461,914
AAA    New Jersey Hlth Care
       Fac Auth
       (St. Barnabas Hosp)
       Ser 98B
       5.00%, 7/01/24                               5,000        4,447,550
AAA    New Jersey Higher Ed
       Student Loan MBIA
       Ser 99A AMT
       5.25%, 6/01/18                               1,500        1,426,260
AAA    New Jersey Hsg & Mtg
       MFHR AMBAC
       Ser 96A AMT
       6.25%, 5/01/28                               5,000        5,136,800
A+     New Jersey Hsg & Mtg
       (Sect 8) Ser 1
       6.70%, 11/01/28                              4,665        4,897,830
AAA    New Jersey Hsg & Mtg
       SFMR MBIA
       Ser 95O AMT
       6.35%, 10/01/27                              5,000        5,132,050
AA-    New Jersey Hwy Auth
       Garden State Pkwy Rev
       6.25%, 1/01/14                               1,250        1,311,500
AAA    Passaic Valley Sewer
       AMBAC Ser 92D
       5.75%, 12/01/15                              3,400        3,435,904
AAA    Port Auth of NY & NJ
       (JFK Int'l Airport)
       MBIA Ser 6 AMT
       5.75%, 12/01/22                              7,690        7,611,716
AA-    Port Auth of NY & NJ
       95th Ser 94 AMT
       6.13%, 7/15/29                               6,300        6,496,875
AA-    Salem Cnty NJ Waste
       Disposal Auth (E.I. Dupont)
       Ser 92A AMT
       6.13%, 7/15/22                               3,500        3,555,230
BBB    South Jersey Transportation
       Auth NJ Lease Rev
       (Raytheon Aircraft Service)
       Ser 97A AMT
       6.15%, 1/01/22                                 500          503,440
AAA    NJ Sewer Auth
       (Landis)
       FGIC Ser 93C
       7.12%, 9/19/19 (c)                           3,250        3,287,993
                                                              ------------
                                                               119,020,577


19


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       PUERTO RICO-4.9%
AAA    Puerto Rico Hsg Fin
       Corp Rev SFMR
       GNMA, Ser 98A AMT
       5.20%, 12/01/32                            $ 7,100     $  6,389,077

       TOTAL INVESTMENTS-96.0%
         (cost $123,050,683)                                   125,409,654
       Other assets less liabilities-4.0%                        5,206,297

       NET ASSETS-100%                                        $130,615,951


     See footnotes summary on page 25.

     See Glossary of Terms on page 25.

     See notes to financial statements.


20


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       OHIO MUNICIPAL BONDS-92.5%
BBB    Akron
       COP Ser 96
       Zero Coupon to 12/01/01
       Converts to 6.907 to
       12/01/16                                   $ 5,000     $  4,769,850
BBB-   Butler Cnty Hosp Rev
       (Fort Hamilton Hughes)
       7.50%, 1/01/10                               1,400        1,489,572
BB     Cleveland Arpt
       (Continental Airlines)
       Ser 98 AMT
       5.38%, 9/15/27                              20,015       17,016,553
AAA    Cleveland Arpt Sys
       FGIC Ser 94A AMT
       6.25%, 1/01/20                              10,000       10,390,500
BBB    Dayton Spec Fac Rev
       (Emery Air Freight)
       Ser 96D AMT
       6.20%, 10/01/09                              4,380        4,585,772
A      Franklin Cnty Rev
       (OCLC Online Computer Library Ctr)
       Ser 98A
       5.20%, 10/01/20                              4,885        4,548,619
BBB    Hamilton Cnty Hlth Sys
       (Franciscan Sisters/Providence Hosp)
       Ser 92
       6.875%, 7/01/15                              2,500        2,706,900
NR     Kent Ohio MFHR
       (Silver Meadows Apt)
       GNMA Ser 95 AMT
       7.15%, 12/20/26                              3,100        3,326,424
Aaa    Lucas Cnty Health Fac
       (Altenheim)
       GNMA Ser 99
       5.50%, 7/20/40 (b)                           3,200        2,961,472
NR     Mahoning Valley Sanitary
       Dist Ser 94
       7.75%, 5/15/14                               1,500        1,632,975
A+     Ohio Air Quality Dev Auth
       (Anheuser-Busch)
       Ser 99 AMT
       6.00%, 8/01/29                               2,250        2,254,725
AA-    Ohio Air Quality Dev Auth
       (Dayton Pwr & Light)
       Ser 92B
       6.40%, 8/15/27                               2,000        2,118,280
AAA    Ohio Air Quality Dev Auth
       (JMG Funding)
       AMBAC Ser 94B AMT
       6.38%, 4/01/29                               4,685        4,889,828
AAA    Ohio Air Quality Dev Auth
       (Ohio Pwr Co)
       AMBAC Ser 99C
       5.15%, 5/01/26                               3,000        2,733,480
BB+    Ohio Air Quality Dev Auth
       (Toledo Edison Co)
       Ser 97A AMT
       6.10%, 8/01/27                               5,000        4,837,200
Aa2    Ohio Hsg Fin Agy MFHR
       (Bridgeview Villa II)
       FHA AMT
       6.45%, 12/01/33 (b)                          1,965        2,016,228
AAA    Ohio Hsg Fin Agy
       SFMR GNMA
       Ser 94 B2 AMT
       6.70%, 3/01/25                               5,325        5,520,640
AAA    Ohio Hsg Fin Agy
       SFMR GNMA
       Ser 95 A2 AMT
       6.63%, 3/01/26                               4,445        4,595,419
AAA    Ohio Hsg Fin Agy
       SFMR GNMA
       Ser 99C AMT
       5.75%, 9/01/30                               5,700        5,555,049
A-     Ohio St Wtr Dev Auth
       (North Star/BHP) AMT
       6.45%, 9/01/20                               4,750        4,931,070

       TOTAL INVESTMENTS-92.5%
         (cost $91,763,037)                                     92,880,556
       Other assets less liabilities-7.5%                        7,529,177

       NET ASSETS-100%                                        $100,409,733


See footnote summary on page 25.

See Glossary of Terms on page 25.

See notes to financial statements.


21


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       PENNSYLVANIA MUNICIPAL
       BONDS-98.2%
AAA    Allegheny Cnty Arpt Rev
       (Pittsburgh Int'l)
       FSA Ser 92A AMT
       6.40%, 1/01/02                             $ 1,000     $  1,041,680
AAA    Allegheny Cnty Arpt Rev
       (Pittsburgh Int'l)
       FSA Ser 92B AMT
       6.63%, 1/01/22                               3,315        3,481,015
A      Allegheny Cnty Higher Ed
       (Thiel College)
       ACA Ser 99A
       5.38%, 11/15/19                              2,300        2,148,476
A      Allegheny Cnty Higher Ed
       (Thiel College)
       ACA Ser 99A
       5.38%, 11/15/29                              2,000        1,818,920
BBB-   Allegheny Cnty
       IDR (USX) Ser 96
       6.10%, 1/15/18                               4,000        3,995,160
BBB-   Allegheny Cnty
       IDR (USX) Ser 98
       5.50%, 12/01/29                             14,000       12,512,080
Aaa    Allegheny Cnty MFHR
       (Green Meadow Apts)
       FHA
       Ser 98 A1 AMT
       5.13%, 10/20/40 (b)                          8,440        7,317,649
BBB+   Bradford Cnty IDR
       Solid Waste Disp Rev
       (Int'l Paper)
       Ser 95A AMT
       6.60%, 3/01/19                               2,500        2,614,275
BBB    Crawford Cnty Hosp Auth
       (Wesbury Methodist Cmnty)
       Ser 99
       6.25%, 8/15/29 (d)                           2,100        2,041,746
BBB+   Cumberland Cnty
       Municipal Auth Rev
       (Presbyterian Homes Inc)
       Ser 96
       6.00%, 12/01/26                              3,000        2,932,920
BBB-   Delaware Cnty
       (Eastern College)
       Ser 99C
       5.63%, 10/01/28                              3,300        3,025,407
BB-    New Morgan IDR
       Solid Waste Disp Rev
       (Browning-Ferris)
       Ser 94 AMT
       6.50%, 4/01/19                               4,000        4,162,720
AAA    Pennsylvania Higher Ed
       Student Loan AMBAC
       Ser 88D AMT
       6.05%, 1/01/19                               5,900        5,936,226
AAA    Pennsylvania Higher Ed
       (University of Pittsburgh
       Med Ctr)
       FSA Ser 99A
       5.00%, 8/01/29                              18,500       16,058,740
AA+    Pennsylvania Hsg
       Fin Agy SFMR
       Ser 92 35D AMT
       8.69%, 4/01/25 (c)                           9,500        9,860,430
AA+    Pennsylvania Hsg
       Fin Agy SFMR
       Ser 99 67A AMT
       5.90%, 10/01/30                             19,020       18,859,281
AAA    Pennsylvania Turnpike
       AMBAC Ser 94A,
       Pre-refunded
       6.00%, 12/01/04                              3,000        3,251,040
AAA    Philadelphia Arpt Rev
       Ser 95A AMT
       6.10%, 6/15/25                               6,750        6,957,968
AAA    Philadelphia Gas Wks Rev
       FSA Ser 99
       5.25%, 7/01/29                               7,500        6,888,225
AAA    Philadelphia GO
       FSA Ser 98
       5.00%, 3/15/28                               7,900        6,925,140
BBB+   Philadelphia Hosp Rev
       (Temple Univ)
       Ser 93A
       6.625%, 11/15/23                             3,250        3,330,697
AAA    Philadelphia Pkg Auth Rev
       AMBAC Ser 99A
       5.25%, 2/15/29                               4,600        4,196,672
AA     Potter Cnty Hosp Auth
       (Charles Cole Memorial)
       Asset Gty Ser 96
       6.05%, 8/01/24                               4,340        4,422,677


22


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

BBB    Pottsville Hosp Rev
       (Pottsville Hospital &
       Warne Clinic)
       Ser 98
       5.50%, 7/01/05                             $ 1,000     $    973,560
AA     Schuylkill Cnty IDR
       (Charity Oblig Group)
       Ser 99A
       5.00%, 11/01/28                              1,675        1,451,990
NR     Susquehanna Regl Arpt Auth
       (Aero Harrisburg LLC)
       Ser 99 AMT
       5.50%, 1/01/24                               1,490        1,310,887
BBB    Warren Cnty Hosp Auth
       (Warren General)
       Ser 94A
       7.00%, 4/01/19                               2,200        2,333,474

       TOTAL INVESTMENTS-98.2%
         (cost $138,534,119)                                   139,849,055
       Other assets less liabilities-1.8%                        2,557,111

       NET ASSETS-100%                                        $142,406,166


See footnote summary on page 25.

See Glossary of Terms on page 25.

See notes to financial statements.


23


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________



STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS (A)                                       (000)          VALUE
-------------------------------------------------------------------------------

       MUNICIPAL BONDS-97.0%
       VIRGINIA-85.5%
A      Alexandria MFHR
       (Buckingham Village Apts)
       Ser 96A AMT
       6.15%, 1/01/29                             $ 4,000     $  4,025,200
AAA    Arlington Cnty IDR
       (Ogden Martin)
       FSA Ser 98B AMT
       5.25%, 1/01/29                               2,500        2,508,875
BBB    Giles Cnty IDR
       (Hoechst Celanese Corp)
       Ser 96 AMT
       6.45%, 5/01/26                               7,500        7,794,450
Baa2   Goochland Cnty IDR
       (Nekoosa Pkg/GA Pacific)
       Ser 98 AMT
       5.65%, 12/01/25 (b)                         14,000       12,923,400
AAA    Harrisonburg MFHR
       (Battery Heights Assoc)
       GNMA Ser 96A
       6.25%, 4/20/36                               3,760        3,888,178
AA     Henrico Cnty IDR
       (Henrico Cnty Jail)
       Ser 94
       7.13%, 8/01/21                               2,000        2,210,100
BBB+   Isle of Wight Cnty
       Solid Waste Rev
       (Union Camp Corp)
       Ser 94 AMT
       6.55%, 4/01/24                               1,015        1,052,342
AAA    Loudoun Cnty IDR
       Hosp Rev
       (Loudoun Hosp Ctr)
       FSA Ser 95
       5.80%, 6/01/20                               2,500        2,535,225
AA-    Metropolitan Washington DC
       Arpt Rev
       Ser 97B AMT
       5.50%, 10/01/23                              5,910        5,615,859
Aaa    Prince William Cnty Hosp Rev
       (Potomac Hosp Group)
       Ser 95
       6.75%, 10/01/15 (b)                          2,250        2,531,205
AAA    Richmond Metro Auth Expwy Rev
       FGIC Ser 92B
       6.25%, 7/15/22                               1,000        1,044,870
AAA    Russell Cnty IDR
       (Appalachian Pwr)
       MBIA Ser 98H
       5.00%, 11/01/21                              2,000        1,804,440
NR     Staunton Ed Fac
       (Mary Baldwin College)
       Ser 96
       6.75%, 11/01/21                              3,145        3,290,079
AAA    Suffolk MFHR
       (Prince William Commons)
       FNMA Ser 96A AMT
       6.50%, 6/01/29                               3,250        3,393,098
AA     Virginia Beach Hosp Rev
       (Sentara Bayside)
       6.30%, 11/01/21                              1,000        1,059,980
AA+    Virginia Hsg Dev Auth
       MFHR
       Ser 99 AMT
       5.95%, 2/01/23                               5,525        5,517,541
AA+    Virginia Hsg Dev Auth
       (Rental Hsg)
       Ser 99F AMT
       5.25%, 5/01/22                               5,165        4,754,899
AA+    Virginia Hsg Dev Auth
       (Commonwealth Mtg)
       Ser 96B AMT
       6.375%, 1/01/26                              5,000        5,101,650
                                                              ------------
                                                                71,051,391

       PUERTO RICO-11.5%
A      Puerto Rico GO
       Ser 98
       5.00%, 7/01/05                               1,400        1,424,332
AAA    Puerto Rico Hsg Fin
       Corp Rev SFMR
       GNMA Ser 98A AMT
       5.20%, 12/01/32                              4,440        3,995,423
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                               4,075        4,117,951
                                                              ------------
                                                                 9,537,706


24


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                              PRINCIPAL
                                                AMOUNT
                                                 (000)          VALUE
-------------------------------------------------------------------------------

       TOTAL INVESTMENTS-97.0%
         (cost $80,254,745)                                   $ 80,589,097
       Other assets less liabilities-3.0%                        2,527,080

       NET ASSETS-100%                                        $ 83,116,177


(a)  Unaudited.

(b)  Moody's Rating--unaudited.

(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d)  Fitch's Rating--unaudited.

     See notes to financial statements.

     Glossary of Terms:
     ACA    American Capital Access
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     CGIC   Capital Guaranty Insurance Company
     COP    Certificate of Participation
     FGIC   Financial Guaranty Insurance Company
     FHA    Federal Housing Administration
     FHLMC  Federal Home Loan Mortgage Corporation
     FNMA   Federal National Mortgage Association
     FSA    Financial Security Assurance, Inc.
     GNMA   Government National Mortgage Association
     GO     General Obligation
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     NR     Rating not applied for
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue


25


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                                   ARIZONA         FLORIDA       MASSACHUSETTS
                                                                 ----------      -----------    ---------------
ASSETS
  Investment in securities, at value (cost: $74,571,422,
    $186,201,910, $111,026,406, $35,916,628,
    $31,950,094, $123,050,683, $91,763,037,
    $138,534,119 and $80,254,745, respectively)                  $75,019,464     $186,001,892     $111,342,478
  Cash                                                                    -0-          75,133               -0-
  Receivable for investment securities sold                        3,103,694               -0-       4,376,939
  Interest receivable                                              1,349,683        4,346,028        1,807,030
  Receivable for shares of beneficial interest sold                  391,419        1,463,517          444,593
  Receivable due from Adviser                                             -0-              -0-          31,789
  Total assets                                                    79,864,260      191,886,570      118,002,829

LIABILITIES
  Due to custodian                                                   466,836               -0-         193,379
  Dividends payable                                                  107,231          259,576          155,683
  Payable for shares of beneficial interest redeemed                  96,003          994,562          736,184
  Distribution fee payable                                            41,921          110,529           69,946
  Advisory fee payable                                                 2,138           10,216               -0-
  Payable for investment securities purchased                             -0-         939,496               -0-
  Accrued expenses and other liabilities                              68,394          118,865           96,040
  Total liabilities                                                  782,523        2,433,244        1,251,232

NET ASSETS                                                       $79,081,737     $189,453,326     $116,751,597

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                          $    76,107     $    193,048     $    109,621
  Additional paid-in capital                                      81,028,344      200,431,682      121,542,222
  Distributions in excess of net investment income                  (107,231)        (259,575)        (155,684)
  Accumulated net realized loss on investment transactions        (2,363,525)     (10,711,811)      (5,060,634)
  Net unrealized appreciation (depreciation) of investments          448,042         (200,018)         316,072
                                                                 $79,081,737     $189,453,326     $116,751,597

CLASS A SHARES
  Net assets                                                     $38,471,630     $ 79,751,726     $ 44,758,278
  Shares of beneficial interest outstanding                        3,700,882        8,126,355        4,199,425

CLASS B SHARES
  Net assets                                                     $31,242,282     $ 67,532,387     $ 42,628,248
  Shares of beneficial interest outstanding                        3,007,861        6,881,653        4,004,144

CLASS C SHARES
  Net assets                                                     $ 9,367,825     $ 42,169,213     $ 29,365,071
  Shares of beneficial interest outstanding                          901,995        4,296,822        2,758,484

CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
  Net asset value and redemption price per share                      $10.40           $ 9.81           $10.66
  Sales charge--4.25% of public offering price                          0.46             0.44             0.47
  Maximum offering price                                              $10.86           $10.25           $11.13

CLASS B SHARES
  Net asset value and offering price per share                        $10.39           $ 9.81           $10.65

CLASS C SHARES
  Net asset value and offering price per share                        $10.39           $ 9.81           $10.65


26


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                MICHIGAN        MINNESOTA       NEW JERSEY          OHIO        PENNSYLVANIA         VIRGINIA
              ------------     ------------    -------------     ------------  --------------      ------------




              $36,241,730      $32,242,196     $125,409,654      $92,880,556     $139,849,055      $80,589,097
                       -0-         325,406           62,052           27,615               -0-         806,985
                       -0-       2,810,527       11,406,625        6,434,660          958,924        5,187,628
                  805,183          410,167        2,604,864        1,166,246        2,514,529        1,751,457
                  138,348           57,793          928,463          779,158        1,317,960          872,472
                       -0-          11,314               -0-           1,587               -0-          12,694
               37,185,261       35,857,403      140,411,658      101,289,822      144,640,468       89,220,333

                  100,536               -0-              -0-              -0-         648,761               -0-
                   45,019           44,601          160,806          129,591          187,879          111,668
                   96,582          139,287        1,052,179          575,777        1,170,675          338,278
                   23,224           21,792           88,239           67,084           81,486           51,121
                    8,694               -0-          27,447               -0-          36,272               -0-
                  500,000        1,799,494        8,357,379               -0-              -0-       5,525,000
                   59,234           59,672          109,657          107,637          109,229           78,089
                  833,289        2,064,846        9,795,707          880,089        2,234,302        6,104,156
              $36,351,972      $33,792,557     $130,615,951     $100,409,733     $142,406,166      $83,116,177

              $    36,147      $    34,956     $    131,527     $    101,845     $    143,956      $    80,563
               36,855,423       35,427,942      134,674,113      104,505,129      147,251,176       86,185,988
                  (45,019)         (44,601)        (160,806)        (129,590)        (187,879)        (111,668)
                 (819,681)      (1,917,842)      (6,387,854)      (5,185,170)      (6,116,023)      (3,373,058)
                  325,102          292,102        2,358,971        1,117,519        1,314,936          334,352
              $36,351,972      $33,792,557     $130,615,951     $100,409,733     $142,406,166      $83,116,177

              $11,760,327      $10,600,844     $ 33,109,063     $ 27,229,414     $ 62,478,746      $28,147,847
                1,168,498        1,096,502        3,333,282        2,761,802        6,314,697        2,726,191

              $13,844,496      $14,111,140     $ 64,928,776     $ 49,054,679     $ 52,011,686      $42,006,657
                1,377,167        1,459,812        6,539,259        4,976,079        5,258,815        4,072,952

              $10,747,149      $ 9,080,573     $ 32,578,112     $ 24,125,640     $ 27,915,734      $12,961,673
                1,069,061          939,255        3,280,150        2,446,623        2,822,089        1,257,140


                   $10.06           $ 9.67           $ 9.93           $ 9.86           $ 9.89           $10.32
                     0.45             0.43             0.44             0.44             0.44             0.46
                   $10.51           $10.10           $10.37           $10.30           $10.33           $10.78

                   $10.05           $ 9.67           $ 9.93           $ 9.86           $ 9.89           $10.31

                   $10.05           $ 9.67           $ 9.93           $ 9.86           $ 9.89           $10.31


See notes to financial statements.


26


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________




27


STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1999                 ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                                   ARIZONA         FLORIDA       MASSACHUSETTS
                                                                 ----------      -----------    ---------------
INVESTMENT INCOME
  Interest                                                       $ 3,197,527      $ 9,315,443      $ 5,288,933

EXPENSES
  Advisory fee                                                       361,666        1,026,151          604,352
  Distribution fee - Class A                                          90,011          201,093          116,339
  Distribution fee - Class B                                         211,334          579,037          330,332
  Distribution fee - Class C                                          67,296          392,495          248,837
  Custodian                                                           93,292          100,874           95,915
  Administrative                                                      92,000           92,000           92,000
  Transfer agency                                                     30,266           74,555           52,569
  Audit & legal                                                       28,147           47,458           29,543
  Registration                                                        26,791           35,660           30,712
  Printing                                                             7,635           17,413           12,736
  Amortization of organization expenses                                5,928               -0-           3,491
  Trustees' fees                                                       2,457            2,457            2,457
  Miscellaneous                                                        4,225            7,165            1,215
  Total expenses                                                   1,021,048        2,576,358        1,620,498
  Less: expenses waived and reimbursed by Adviser
    (see Note B)                                                    (374,649)        (697,741)        (518,867)
  Net expenses                                                       646,399        1,878,617        1,101,631
  Net investment income                                            2,551,128        7,436,826        4,187,302

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                    (2,363,497)      (6,777,319)      (5,060,634)
  Net change in unrealized appreciation of investments            (1,186,209)      (4,449,716)      (1,540,378)
  Net loss on investments                                         (3,549,706)     (11,227,035)      (6,601,012)

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (998,578)     $(3,790,209)     $(2,413,710)


28


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                MICHIGAN        MINNESOTA       NEW JERSEY          OHIO        PENNSYLVANIA         VIRGINIA
              ------------     ------------    -------------     ------------  --------------      ------------

              $ 1,775,970      $ 1,772,652      $ 6,551,455      $ 4,860,872      $ 6,805,296      $ 2,996,554

                  203,931          196,871          726,481          539,593          755,932          350,775
                   30,935           25,126           77,731           56,225          144,368           53,553
                  118,090          146,798          598,368          457,799          489,744          295,978
                  105,082           84,442          304,898          218,133          238,521           86,751
                   90,302           87,672           89,352           95,240           97,664           97,453
                   92,000           92,000           92,000           92,000           92,000           92,000
                   27,157           28,034           75,054           58,287           81,505           41,149
                   20,273           18,994           37,856           40,909           30,157           34,226
                    7,755            4,340           16,601           20,336           13,371           21,128
                    6,156            7,834           16,847           13,723           20,294            8,035
                    2,272               -0-              -0-              -0-              -0-           3,714
                    2,457            2,457            2,457            2,457            2,457            2,457
                    3,946            5,198            8,523            7,765            7,301            7,618
                  710,356          699,766        2,046,168        1,602,467        1,973,314        1,094,837

                 (240,898)        (300,185)        (454,754)        (477,227)        (309,615)        (450,896)
                  469,458          399,581        1,591,414        1,125,240        1,663,699          643,941
                1,306,512        1,373,071        4,960,041        3,735,632        5,141,597        2,352,613


                 (794,295)        (774,099)      (2,765,281)      (2,325,166)      (5,789,857)      (3,373,058)
                 (772,736)      (1,040,378)      (3,817,282)      (2,893,533)      (3,757,992)        (384,519)
               (1,567,031)      (1,814,477)      (6,582,563)      (5,218,699)      (9,547,849)      (3,757,577)

              $  (260,519)     $  (441,406)     $(1,622,522)     $(1,483,067)     $(4,406,252)     $(1,404,964)


See notes to financial statements.


28


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


29


STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                 ARIZONA                   FLORIDA                 MASSACHUSETTS
                                            ------------------------------------------------------------------------------
                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
                                                1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                  $ 2,551,128  $ 1,390,473 $  7,436,826 $  3,993,694 $  4,187,302  $ 1,762,833
  Net realized gain (loss) on
    investment transactions               (2,363,497)     221,494   (6,777,319)   1,226,752   (5,060,634)     348,332
  Net change in unrealized
    appreciation/depreciation
    of investments                        (1,186,209)   1,146,364   (4,449,716)   1,754,979   (1,540,378)   1,218,465
  Net increase (decrease) in net
    assets from operations                  (998,578)   2,758,331   (3,790,209)   6,975,425   (2,413,710)   3,329,630

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                               (1,422,629)    (858,694)  (3,312,718)  (1,365,535)  (1,836,597)    (738,055)
    Class B                                 (856,109)    (414,304)  (2,459,083)  (1,379,472)  (1,342,251)    (522,866)
    Class C                                 (272,390)    (117,475)  (1,665,025)  (1,248,687)  (1,008,454)    (501,912)
  Distributions in excess of net
    investment income
    Class A                                  (93,745)     (43,709)    (171,909)     (35,676)    (135,677)     (61,754)
    Class B                                  (75,448)     (28,034)    (150,028)     (43,750)    (131,050)     (60,479)
    Class C                                  (24,429)      (8,101)    (106,023)     (37,351)    (102,932)     (57,462)
  Net realized gain on investments
    Class A                                  (79,250)    (212,751)          -0-          -0-     (80,419)    (181,523)
    Class B                                  (55,031)    (121,124)          -0-          -0-     (63,701)    (139,090)
    Class C                                  (18,802)     (29,194)          -0-          -0-     (54,163)    (137,598)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                            43,387,517   21,134,959   84,405,261   45,780,029   62,444,310   36,041,467
  Total increase                          39,491,106   22,059,904   72,750,266   48,644,983   55,275,356   36,970,358

NET ASSETS
  Beginning of year                       39,590,631   17,530,727  116,703,060   68,058,077   61,476,241   24,505,883
  End of year                            $79,081,737  $39,590,631 $189,453,326 $116,703,060 $116,751,597  $61,476,241


See notes to financial statements.


30


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                    MICHIGAN                  MINNESOTA                 NEW JERSEY
                                            ------------------------------------------------------------------------------
                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
                                                1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                  $ 1,306,512  $   888,888  $ 1,373,071  $ 1,040,289 $  4,960,041  $ 3,654,968
  Net realized gain (loss) on
    investment transactions                 (794,295)     285,847     (774,099)     274,145   (2,765,281)     529,540
  Net change in unrealized
    appreciation/depreciation
    of investments                          (772,736)     572,490   (1,040,378)     358,291   (3,817,282)   2,076,332
  Net increase (decrease) in net
    assets from operations                  (260,519)   1,747,225     (441,406)   1,672,725   (1,622,522)   6,260,840

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                 (461,761)    (321,710)    (410,462)    (260,414)  (1,250,108)    (910,827)
    Class B                                 (447,452)    (284,561)    (610,472)    (469,051)  (2,454,054)  (1,773,742)
    Class C                                 (397,299)    (282,617)    (352,137)    (310,824)  (1,255,879)    (970,399)
  Distributions in excess of net
  investment income
    Class A                                  (30,996)     (28,794)     (13,422)     (12,557)     (16,310)     (16,544)
    Class B                                  (38,763)     (33,663)     (25,067)     (27,032)     (57,365)     (40,961)
    Class C                                  (35,476)     (33,194)     (13,957)     (16,330)     (32,337)     (20,260)
  Net realized gain on investments
    Class A                                  (58,573)    (151,780)          -0-          -0-          -0-          -0-
    Class B                                  (65,313)    (160,394)          -0-          -0-          -0-          -0-
    Class C                                  (63,713)    (150,076)          -0-          -0-          -0-          -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
    Net increase                          11,177,569   10,508,825    7,815,621    7,272,544   40,926,509   17,828,850
    Total increase                         9,317,704   10,809,261    5,948,698    7,849,061   34,237,934   20,356,957

NET ASSETS
    Beginning of year                     27,034,268   16,225,007   27,843,859   19,994,798   96,378,017   76,021,060
    End of year                          $36,351,972  $27,034,268  $33,792,557  $27,843,859 $130,615,951  $96,378,017


See notes to financial statements.


31


STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                      OHIO                 PENNSYLVANIA                 VIRGINIA
                                            ------------------------------------------------------------------------------
                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
                                                1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                 $  3,735,632  $ 2,569,409 $  5,141,597  $ 3,692,305  $ 2,352,613  $   740,489
  Net realized gain (loss) on
    investment transactions               (2,325,166)     227,096   (5,789,857)   1,548,033   (3,373,058)     132,862
  Net change in unrealized
    appreciation/depreciation
    of investments                        (2,893,533)   1,407,156   (3,757,992)   1,104,276     (384,519)     498,764
  Net increase (decrease) in net
    assets from operations                (1,483,067)   4,203,661   (4,406,252)   6,344,614   (1,404,964)   1,372,115

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                 (914,541)    (537,858)  (2,252,014)  (1,490,341)    (833,405)    (294,619)
    Class B                               (1,908,969)  (1,369,998)  (1,940,681)  (1,487,630)  (1,174,902)    (354,381)
    Class C                                 (912,122)    (661,553)    (948,902)    (714,334)    (344,306)     (91,489)
  Distributions in excess of net
    investment income
    Class A                                  (44,837)     (12,445)    (167,279)     (34,321)     (91,739)     (20,332)
    Class B                                 (108,943)     (41,754)    (181,017)     (46,978)    (167,735)     (34,779)
    Class C                                  (49,086)     (18,701)     (84,332)     (21,194)     (48,628)      (9,563)
  Net realized gain on investments
    Class A                                       -0-          -0-          -0-          -0-     (31,533)    (109,207)
    Class B                                       -0-          -0-          -0-          -0-     (51,651)    (157,407)
    Class C                                       -0-          -0-          -0-          -0-     (14,082)     (39,965)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                            37,636,801   17,338,126   59,757,965   19,566,732   56,394,462   20,866,666
  Total increase                          32,215,236   18,899,478   49,777,488   22,116,548   52,231,517   21,127,039

NET ASSETS
  Beginning of year                       68,194,497   49,295,019   92,628,678   70,512,130   30,884,660    9,757,621

  End of year                           $100,409,733  $68,194,497 $142,406,166  $92,628,678  $83,116,177  $30,884,660


See notes to financial statements.


32


NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $41,750 for the Arizona, $31,450 for the Massachusetts, $25,550 for the Michigan and $27,200 for the Virginia Portfolios have been deferred and amortized on a straight-line basis through June, March, February and April 1999, respectively.

3. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class


33


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distribution are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net tax exempt income, resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 1999, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $282,649; Florida Portfolio, $674,741; Massachusetts Portfolio, $495,867; Michigan Portfolio, $148,898; Minnesota Portfolio, $196,871; New Jersey Portfolio, $431,754; Ohio Portfolio, $454,227; Pennsylvania Portfolio, $286,615; and Virginia Portfolio, $350,775.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the year ended September 30, 1999, the Adviser agreed to waive all or a portion of its fees for such services. The aggregate amounts of such fee waivers were $92,000 for the Arizona, Michigan, Minnesota and Virginia Portfolios and $23,000 for the Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to: Minnesota Portfolio, $11,314; and Virginia Portfolio, $8,121. There was no such reimbursement for the Arizona Portfolio, the Florida Portfolio, the Massachusetts Portfolio, the Michigan Portfolio, the New Jersey Portfolio, the Ohio Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $21,050; Florida Portfolio, $50,964; Massachusetts Portfolio, $34,602; Michigan Portfolio, $20,827; Minnesota Portfolio, $19,050; New Jersey Portfolio, $58,448; Ohio Portfolio, $40,636; Pennsylvania Portfolio, $55,971; and Virginia Portfolio, $27,757.

For the year ended September 30, 1999, each Portfolio's expenses were reduced under an expense offset arrangement with Alliance Fund Services as follows:

Arizona Portfolio, by $1,384; Florida Portfolio, by $3,446; Massachusetts Portfolio, by $2,448; Michigan Portfolio, by $1,423; Minnesota Portfolio, by $1,451; New Jersey Portfolio, by $3,882; Ohio Portfolio, by $2,425; Pennsylvania Portfolio, by $3,739; and Virginia Portfolio, by $1,980.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 1999 as follows:


34


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                             FRONT END           CONTINGENT DEFERRED
                           SALES CHARGES            SALES CHARGES
                           -------------  -------------------------------------
PORTFOLIO                    CLASS A      CLASS A      CLASS B      CLASS C
                           -------------  -----------  -----------  -----------
Arizona                        $3,796          $-0-     $33,429       $2,509
Florida                        56,932       10,571       39,825       20,482
Massachusetts                  36,411          354       45,353       17,435
Michigan                       12,277           -0-      17,666        5,242
Minnesota                       6,975           -0-      11,382        2,941
New Jersey                     17,643       21,196       70,246        7,142
Ohio                           17,040        4,016       52,549       12,623
Pennsylvania                    7,843          699       49,284        4,135
Virginia                       33,074          683       36,018        9,839


NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                      CLASS B             CLASS C
---------                     ----------          ----------
Arizona                       $1,956,413          $  411,760
Florida                        2,846,389           1,586,538
Massachusetts                  2,161,884           1,128,353
Michigan                       1,406,873           1,254,875
Minnesota                      1,789,761           1,106,874
New Jersey                     3,427,343           1,244,916
Ohio                           2,804,973           1,215,073
Pennsylvania                   2,546,313           1,131,897
Virginia                       2,707,431             575,874

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 1999 were as follows:

PORTFOLIO                     PURCHASES             SALES
---------                   ------------        ------------
Arizona                     $163,497,312        $121,826,159
Florida                      470,923,241         371,580,939
Massachusetts                345,379,729         284,571,327
Michigan                      80,316,928          66,688,497
Minnesota                     89,136,503          80,204,578
New Jersey                   189,695,270         148,699,970
Ohio                         210,215,531         178,401,316
Pennsylvania                 364,356,494         291,275,161
Virginia                     222,843,398         167,970,623


35


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


At September 30, 1999, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments for each Portfolio were as follows:


                                        GROSS         GROSS      NET UNREALIZED
                                     UNREALIZED     UNREALIZED    APPRECIATION/
PORTFOLIO              TAX COST     APPRECIATION  (DEPRECIATION) (DEPRECIATION)
---------            ------------   ------------  -------------  --------------

Arizona              $ 74,712,244     $  656,264   $  (349,044)      $  307,220
Florida               186,406,879        761,795    (1,166,782)        (404,987)
Massachusetts         111,691,615        826,999    (1,176,136)        (349,137)
Michigan               35,916,628        392,792       (67,690)         325,102
Minnesota              31,950,094        361,734       (69,632)         292,102
New Jersey            123,220,075      2,487,967      (298,388)       2,189,579
Ohio                   91,860,302      1,268,572      (248,318)       1,020,254
Pennsylvania          138,535,435      1,778,590      (464,970)       1,313,620
Virginia               80,700,662        477,905      (589,470)        (111,565)

For Federal income tax purposes at September 30, 1999, the Fund had capital loss carryforwards for the following Portfolios: $3,931,206 expiring in 2003 and 4,853 expiring in 2007, for Florida Portfolio; $650,584 expiring in 2003, and $492,981 expiring in 2004, for Minnesota Portfolio; $3,041,366 expiring in 2003, and $349,704 expiring in 2004, for New Jersey Portfolio; $2,526,402 expiring in 2003, and $332,000 expiring in 2004, for Ohio Portfolio; and $316,038 expiring in 2003, and 1,363 expiring in 2007, for Pennsylvania Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
ARIZONA PORTFOLIO        1999           1998          1999            1998
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,277,927     1,731,764     $24,623,422     $18,634,736
Shares issued in
  reinvestment of
  dividends and
  distributions           72,186        45,597         777,242         491,757
Shares converted
  from Class B            19,950        10,448         215,625         163,390
Shares redeemed         (588,982)     (723,933)     (6,374,579)     (7,863,841)
Net increase           1,781,081     1,063,876     $19,241,710     $11,426,042

CLASS B
Shares sold            1,905,927       730,287     $20,514,932     $ 7,895,448
Shares issued in
  reinvestment of
  dividends and
  distributions           51,041        30,944         548,786         333,822
Shares converted
  to Class A             (19,950)      (10,458)       (215,625)       (163,390)
Shares redeemed         (170,811)     (115,125)     (1,824,014)     (1,192,886)
Net increase           1,766,207       635,648     $19,024,079     $ 6,872,994


36


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
ARIZONA PORTFOLIO        1999           1998          1999            1998
-----------------    ------------  ------------  --------------  --------------
CLASS C
Shares sold              552,598       287,268      $5,960,967      $3,107,936
Shares issued in
  reinvestment of
  dividends and
  distributions           16,202         9,267         174,860         100,059
Shares redeemed          (93,570)      (34,469)     (1,014,099)       (372,072)
Net increase             475,230       262,066      $5,121,728      $2,835,923


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
FLORIDA PORTFOLIO        1999           1998          1999            1998
-----------------    ------------  ------------  --------------  --------------
CLASS A
Shares sold            4,938,321     3,074,851     $50,810,230     $31,787,286
Shares issued in
  reinvestment of
  dividends              157,067        53,907       1,602,230         557,235
Shares converted
  from Class B           307,992        60,032       3,065,724         668,487
Shares redeemed       (1,515,732)     (676,944)    (15,363,283)     (7,012,672)
Net increase           3,887,648     2,511,846     $40,114,901     $26,000,336

CLASS B
Shares sold            3,874,899     1,752,957     $39,796,253     $18,139,164
Shares issued in
  reinvestment of
  dividends              132,982        65,852       1,358,222         680,172
Shares converted
  to Class A            (307,992)      (60,032)     (3,065,724)       (668,487)
Shares redeemed         (704,252)     (319,776)     (7,164,709)     (3,256,349)
Net increase           2,995,637     1,439,001     $30,924,042     $14,894,500

CLASS C
Shares sold            1,798,383       930,521     $18,543,697     $ 9,625,371
Shares issued in
  reinvestment of
  dividends               95,440        58,806         975,564         607,695
Shares redeemed         (603,835)     (518,362)     (6,152,943)     (5,347,873)
Net increase           1,289,988       470,965     $13,366,318     $ 4,885,193


37


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
MASSACHUSETTS        SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO               1999           1998           1999            1998
------------        -------------  -------------  --------------  -------------
CLASS A
Shares sold            3,312,860     1,525,593     $37,219,332     $17,085,284
Shares issued in
  reinvestment of
  dividends and
  distributions          114,805        50,570       1,280,006         566,795
Shares converted
  from Class B            18,753           717         202,106          58,037
Shares redeemed       (1,268,882)     (400,515)    (14,120,578)     (4,495,983)
Net increase           2,177,536     1,176,365     $24,580,866     $13,214,133

CLASS B
Shares sold            2,527,508     1,237,850     $28,165,325     $13,890,559
Shares issued in
  reinvestment of
  dividends and
  distributions           81,618        36,577         910,840         409,785
Shares converted
  to Class A             (18,753)         (717)       (202,106)        (58,037)
Shares redeemed         (378,875)     (127,210)     (4,147,852)     (1,375,179)
Net increase           2,211,498     1,146,500     $24,726,207     $12,867,128

CLASS C
Shares sold            1,554,684     1,013,035     $17,399,768     $11,364,712
Shares issued in
  reinvestment of
  dividends and
  distributions           73,064        46,652         814,318         522,783
Shares redeemed         (455,361)     (171,986)     (5,076,849)     (1,927,289)
Net increase           1,172,387       887,701     $13,137,237      $9,960,206


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
MICHIGAN             SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO               1999           1998           1999            1998
------------        -------------  -------------  --------------  -------------
CLASS A
Shares sold              487,789       434,869      $5,078,916      $4,494,329
Shares issued in
  reinvestment of
  dividends and
  distributions           32,476        32,622         337,440         340,581
Shares converted
  from Class B             2,666         2,043          28,003          71,547
Shares redeemed         (167,913)     (210,595)     (1,734,568)     (2,208,136)
Net increase             355,018       258,939      $3,709,791      $2,698,321

CLASS B
Shares sold              623,638       447,245      $6,488,521      $4,685,103
Shares issued in
  reinvestment of
  dividends and
  distributions           36,531        31,065         379,775         323,917
Shares converted
  to Class A              (2,666)       (2,043)        (28,003)        (71,547)
Shares redeemed         (167,093)      (93,242)     (1,729,098)       (927,923)
Net increase             490,410       383,025      $5,111,195      $4,009,550

CLASS C
Shares sold              498,274       489,303      $5,196,724      $5,126,475
Shares issued in
  reinvestment of
  dividends and
  distributions           38,412        39,986         398,957         417,372
Shares redeemed         (314,121)     (166,391)     (3,239,098)     (1,742,893)
Net increase             222,565       362,898      $2,356,583      $3,800,954


38


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
MINNESOTA            SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO               1999           1998           1999            1998
------------        -------------  -------------  --------------  -------------
CLASS A
Shares sold              497,561       240,220      $5,020,946      $2,376,324
Shares issued in
  reinvestment of
  dividends               27,350        15,544         273,996         157,123
Shares converted
  from Class B            82,720         5,897         805,502         109,403
Shares redeemed         (123,890)      (62,015)     (1,231,987)       (628,217)
Net increase             483,741       199,646      $4,868,457      $2,014,633

CLASS B
Shares sold              352,879       641,379      $3,549,698      $6,478,136
Shares issued in
  reinvestment of
  dividends               40,642        32,588         408,744         329,386
Shares converted
  to Class A             (82,720)       (5,897)       (805,502)       (109,403)
Shares redeemed         (208,063)     (164,976)     (2,072,985)     (1,616,471)
Net increase             102,738       503,094      $1,079,955      $5,081,648

CLASS C
Shares sold              311,979       170,118      $3,153,964      $1,720,113
Shares issued in
  reinvestment of
  dividends               28,240        26,170         283,659         264,223
Shares redeemed         (156,007)     (179,084)     (1,570,414)     (1,808,073)
Net increase             184,212        17,204      $1,867,209      $  176,263


                                SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
NEW JERSEY           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO               1999           1998           1999            1998
------------        -------------  -------------  --------------  -------------
CLASS A
Shares sold            1,418,607       751,262     $14,654,659     $ 7,705,304
Shares issued in
  reinvestment of
  dividends               71,338        54,575         736,677         561,562
Shares converted
  from Class B           501,257        21,774       5,056,860         268,704
Shares redeemed         (792,821)     (298,768)     (8,182,428)     (3,073,637)
Net increase           1,198,381       528,843     $12,265,768     $ 5,461,933

CLASS B
Shares sold            3,200,774     1,449,989     $33,167,812     $14,941,581
Shares issued in
  reinvestment of
  dividends              162,998       113,069       1,683,868       1,163,362
Shares converted
  to Class A            (501,257)      (21,774)     (5,056,860)       (268,704)
Shares redeemed         (914,657)     (722,074)     (9,402,931)     (7,381,335)
Net increase           1,947,858       819,210     $20,391,889     $ 8,454,904

CLASS C
Shares sold            1,216,161       668,420     $12,623,102     $ 6,885,939
Shares issued in
  reinvestment of
  dividends               84,996        65,486         878,529         673,386
Shares redeemed         (507,784)     (354,535)     (5,232,779)     (3,647,312)
Net increase             793,373       379,371     $ 8,268,852     $ 3,912,013


39


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
OHIO PORTFOLIO          1999           1998          1999            1998
--------------      ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,475,518       639,331     $15,096,494     $ 6,566,039
Shares issued in
  reinvestment of
  dividends               48,567        33,356         496,061         344,655
Shares converted
  from Class B           290,049        58,121       2,897,413         646,153
Shares redeemed         (412,951)     (117,443)     (4,253,626)     (1,213,183)
Net increase           1,401,183       613,365     $14,236,342     $ 6,343,664

CLASS B
Shares sold            2,157,546     1,207,646     $22,134,341     $12,480,119
Shares issued in
  reinvestment of
  dividends              136,727       100,554       1,403,955       1,038,805
Shares converted
  to Class A            (290,049)      (58,121)     (2,897,413)       (646,153)
Shares redeemed         (596,765)     (320,073)     (6,060,731)     (3,263,624)
Net increase           1,407,459       930,006     $14,580,152     $ 9,609,147

CLASS C
Shares sold            1,196,091       372,776     $12,324,925     $ 3,860,583
Shares issued in
  reinvestment of
  dividends               64,479        46,608         659,657         480,928
Shares redeemed         (410,627)     (286,393)     (4,164,275)     (2,956,196)
Net increase             849,943       132,991     $ 8,820,307     $ 1,385,315


                                SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
PENNSYLVANIA         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO               1999           1998           1999            1998
------------        -------------  -------------  --------------  -------------
CLASS A
Shares sold            3,024,140     1,354,357     $31,598,359     $14,149,149
Shares issued in
  reinvestment of
  dividends              150,874        96,257       1,566,915       1,006,799
Shares converted
  from Class B           477,975        64,196       4,823,033         722,138
Shares redeemed         (680,929)     (586,559)     (7,066,429)     (6,149,684)
Net increase           2,972,060       928,251     $30,921,878     $ 9,728,402

CLASS B
Shares sold            2,668,536     1,163,458     $27,855,387     $12,209,270
Shares issued in
  reinvestment of
  dividends              122,280        85,232       1,271,826         891,248
Shares converted
  to Class A            (477,975)      (64,196)     (4,823,033)       (722,138)
Shares redeemed         (756,737)     (392,609)     (7,843,288)     (4,075,590)
Net increase           1,556,104       791,885     $16,460,892     $ 8,302,790

CLASS C
Shares sold            1,404,524       428,757     $14,722,908     $ 4,483,838
Shares issued in
  reinvestment of
  dividends               59,984        38,019         624,110         397,062
Shares redeemed         (287,237)     (320,592)     (2,971,823)     (3,345,360)
Net increase           1,177,271       146,184     $12,375,195     $ 1,535,540


40


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
VIRGINIA             SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO               1999           1998           1999            1998
------------        -------------  -------------  --------------  -------------
CLASS A
Shares sold            1,961,441       657,077     $20,961,953     $ 7,125,472
Shares issued in
  reinvestment of
  dividends and
  distributions           64,215     23,268         684,946         252,054
Shares converted
  from Class B             9,212         5,107          96,919         105,746
Shares redeemed         (244,939)      (72,986)     (2,603,335)       (800,978)
Net increase           1,789,929       612,466     $19,140,483     $ 6,682,294

CLASS B
Shares sold            2,789,674     1,005,543     $29,989,497     $10,994,477
Shares issued in
  reinvestment of
  dividends and
  distributions          104,702        37,823       1,116,887         409,683
Shares converted
  to Class A              (9,212)       (5,107)        (96,919)       (105,746)
Shares redeemed         (262,985)      (47,923)     (2,787,282)       (472,693)
Net increase           2,622,179       990,336     $28,222,183     $10,825,721

CLASS C
Shares sold              979,841       311,389     $10,520,143     $ 3,408,930
Shares issued in
  reinvestment of
  dividends and
  distributions           29,968        11,402         319,844         123,580
Shares redeemed         (170,313)      (15,874)     (1,808,191)       (173,859)
Net increase             839,496       306,917     $ 9,031,796     $ 3,358,651


41


FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   ARIZONA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.03       $10.78       $10.32       $10.29        $9.77

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51(b)       .54(b)       .57(b)       .55(b)       .56
Net realized and unrealized gain (loss)
  on investment transactions                    (.55)         .45          .48          .14          .53
Net increase (decrease) in net asset
  value from operations                         (.04)         .99        1.05          .69         1.09

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.54)        (.57)        (.55)        (.56)
Distributions in excess of net
  investment income                             (.04)        (.02)          -0-        (.03)        (.01)
Distributions from net realized gains           (.04)        (.18)        (.02)        (.08)          -0-
Total dividends and distributions               (.59)        (.74)        (.59)        (.66)        (.57)
Net asset value, end of year                  $10.40       $11.03       $10.78       $10.32       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.45)%       9.54%       10.54%        6.84%       11.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $38,472      $21,185       $9,225       $4,409       $2,379
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                              1.39%        1.55%        2.71%        3.69%        4.88%
  Net investment income, net of
    waivers/reimbursements                      4.74%        4.92%        5.42%        5.33%        5.56%
Portfolio turnover rate                          217%          45%         193%         244%          85%


See footnote summary on page 68.


42


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   ARIZONA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.03       $10.78       $10.32       $10.29        $9.77

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .45(b)       .50(b)       .47(b)       .49
Net realized and unrealized gain (loss)
  on investment transactions                    (.55)         .47          .48          .14          .53
Net increase (decrease) in net asset
  value from operations                         (.12)         .92          .98          .61         1.02

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.45)        (.50)        (.47)        (.49)
Distributions in excess of net
  investment income                             (.05)        (.04)          -0-        (.03)        (.01)
Distributions from net realized gains           (.04)        (.18)        (.02)        (.08)          -0-
Total dividends and distributions               (.52)        (.67)        (.52)        (.58)        (.50)
Net asset value, end of year                  $10.39       $11.03       $10.78       $10.32       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.19)%       8.84%        9.80%        6.10%       10.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $31,242      $13,698       $6,531       $5,199       $3,166
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              2.16%        2.30%        3.40%        4.40%        5.58%
  Net investment income, net of
    waivers/reimbursements                      4.05%        4.21%        4.73%        4.62%        4.89%
Portfolio turnover rate                          217%          45%         193%         244%          85%


See footnote summary on page 68.


43


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   ARIZONA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.03       $10.78       $10.32       $10.30        $9.77

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .45(b)       .50(b)       .47(b)       .49
Net realized and unrealized gain (loss)
  on investment transactions                    (.55)         .47          .48          .13          .54
Net increase (decrease) in net asset
  value from operations                         (.12)         .92          .98          .60         1.03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.45)        (.50)        (.47)        (.49)
Distributions in excess of net
  investment income                             (.05)        (.04)          -0-        (.03)        (.01)
Distributions from net realized gains           (.04)        (.18)        (.02)        (.08)          -0-
Total dividends and distributions               (.52)        (.67)        (.52)        (.58)        (.50)
Net asset value, end of year                  $10.39       $11.03       $10.78       $10.32       $10.30

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.19)%       8.83%        9.80%        6.00%       10.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)       $9,368       $4,708       $1,775         $710         $481
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              2.17%        2.34%        3.39%        4.41%        5.58%
  Net investment income, net of
    waivers/reimbursements                      4.05%        4.19%        4.70%        4.61%        4.90%
Portfolio turnover rate                          217%          45%         193%         244%          85%


See footnote summary on page 68.


44


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   FLORIDA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.48       $10.14        $9.73        $9.58        $8.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51(b)       .52(b)       .55(b)       .54(b)       .55
Net realized and unrealized gain
  (loss) on investment transactions             (.65)         .37          .41          .16          .69
Net increase (decrease) in net asset
  value from operations                         (.14)         .89          .96          .70         1.24

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.52)        (.55)        (.54)        (.55)
Distributions in excess of net
  investment income                             (.02)        (.03)          -0-        (.01)          -0-
Total dividends and distributions               (.53)        (.55)        (.55)        (.55)        (.55)
Net asset value, end of year                   $9.81       $10.48       $10.14        $9.73        $9.58

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.38)%       8.97%       10.14%        7.45%       14.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $79,752      $44,440      $17,516      $14,297      $11,956
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .73%         .73%         .73%         .73%         .73%
  Expenses, before waivers/
    reimbursements                              1.18%        1.27%        1.35%        1.33%        1.33%
  Net investment income, net of
    waivers/reimbursements                      4.94%        5.14%        5.58%        5.52%        5.91%
Portfolio turnover rate                          244%          65%         204%         237%         146%


See footnote summary on page 68.


45


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   FLORIDA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.48       $10.14        $9.74        $9.58        $8.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .46(b)       .48(b)       .47(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.64)         .36          .40          .17          .70
Net increase (decrease) in net asset
  value from operations                         (.21)         .82          .88          .64         1.17

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.46)        (.48)        (.47)        (.47)
Distributions in excess of net
  investment income                             (.03)        (.02)          -0-        (.01)        (.01)
Total dividends and distributions               (.46)        (.48)        (.48)        (.48)        (.48)
Net asset value, end of year                   $9.81       $10.48       $10.14        $9.74        $9.58

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (2.06)%       8.22%        9.24%        6.78%       13.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $67,532      $40,740      $24,820      $22,235      $20,660
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.43%        1.43%        1.43%        1.43%        1.42%
  Expenses, before waivers/
    reimbursements                              1.91%        1.97%        2.05%        2.03%        2.03%
  Net investment income, net of
   waivers/reimbursements                       4.25%        4.46%        4.87%        4.81%        5.22%
Portfolio turnover rate                          244%          65%         204%         237%         146%


See footnote summary on page 68.


46


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   FLORIDA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.48       $10.14        $9.74        $9.58        $8.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .46(b)       .49(b)       .47(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.64)         .36          .39          .17          .70
Net increase (decrease) in net asset
  value from operations                         (.21)         .82          .88          .64         1.17

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.46)        (.48)        (.47)        (.47)
Distributions in excess of net
 investment income                              (.03)        (.02)          -0-        (.01)        (.01)
Total dividends and distributions               (.46)        (.48)        (.48)        (.48)        (.48)
Net asset value, end of year                   $9.81       $10.48       $10.14        $9.74        $9.58

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (2.06)%       8.22%        9.23%        6.78%       13.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $42,169      $31,524      $25,722      $30,121      $30,787
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.43%        1.43%        1.43%        1.43%        1.42%
  Expenses, before waivers/
    reimbursements                              1.91%        1.99%        2.03%        2.02%        2.03%
  Net investment income, net of
    waivers/reimbursements                      4.24%        4.48%        4.89%        4.81%        5.27%
Portfolio turnover rate                          244%          65%         204%         237%         146%


See footnote summary on page 68.


47


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                MASSACHUSETTS PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.39       $11.19       $10.85       $10.50       $10.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .53(b)       .54(b)       .58(b)       .60(b)       .58
Net realized and unrealized gain (loss)
  on investment transactions                    (.66)         .45          .57          .44          .41
Net increase (decrease) in net asset
  value from operations                         (.13)         .99         1.15         1.04          .99

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)        (.54)        (.58)        (.59)        (.58)
Distributions in excess of net
  investment income                             (.04)        (.06)        (.03)        (.02)        (.03)
Distributions from net realized gains           (.03)        (.19)        (.20)        (.08)          -0-
Total dividends and distributions               (.60)        (.79)        (.81)        (.69)        (.61)
Net asset value, end of year                  $10.66       $11.39       $11.19       $10.85       $10.50

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.24)%       9.18%       11.14%       10.25%       10.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $44,758      $23,026       $9,461       $3,211       $1,337
Ratio to average net assets of:
  Expenses, net of waivers/
  reimbursements                                 .72%         .72%         .72%         .62%         .60%
  Expenses, before waivers/
  reimbursements                                1.24%        1.51%        2.40%        3.15%        6.44%
  Net investment income, net of
  waivers/reimbursements                        4.74%        4.87%        5.40%        5.62%        5.67%
Portfolio turnover rate                          303%          69%         134%         246%         155%


See footnote summary on page 68.


48


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 MASSACHUSETTS PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.38       $11.19       $10.84       $10.49       $10.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .45(b)       .46(b)       .51(b)       .52(b)       .52
Net realized and unrealized gain (loss)
  on investment transactions                    (.65)         .45          .58          .45          .39
Net increase (decrease) in net asset
  value from operations                         (.20)         .91         1.09          .97          .91

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.46)        (.51)        (.52)        (.52)
Distributions in excess of net
  investment income                             (.05)        (.07)        (.03)        (.02)        (.02)
Distributions from net realized gains           (.03)        (.19)        (.20)        (.08)          -0-
Total dividends and distributions               (.53)        (.72)        (.74)        (.62)        (.54)
Net asset value, end of year                  $10.65       $11.38       $11.19       $10.84       $10.49

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.87)%       8.40%       10.52%        9.52%        9.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $42,628      $20,400       $7,230       $3,683       $1,754
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%        1.42%        1.42%        1.32%        1.30%
  Expenses, before waivers/
    reimbursements                              1.97%        2.22%        3.07%        3.85%        7.14%
  Net investment income, net of
    waivers/reimbursements                      4.06%        4.16%        4.73%        4.93%        4.90%
Portfolio turnover rate                          303%          69%         134%         246%         155%


See footnote summary on page 68.


49


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 MASSACHUSETTS PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.38       $11.19       $10.84       $10.49       $10.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .45(b)       .47(b)       .51(b)       .52(b)       .52
Net realized and unrealized gain(loss)
  on investment transactions                    (.65)         .44          .58          .45          .39
Net increase (decrease) in net asset
  value from operations                         (.20)         .91         1.09          .97          .91

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.47)        (.51)        (.52)        (.52)
Distributions in excess of net
  investment income                             (.05)        (.06)        (.03)        (.02)        (.02)
Distributions from net realized gains           (.03)        (.19)        (.20)        (.08)          -0-
Total dividends and distributions               (.53)        (.72)        (.74)        (.62)        (.54)
Net asset value, end of year                  $10.65       $11.38       $11.19       $10.84       $10.49

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.87)%       8.40%       10.52%        9.52%        9.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $29,365      $18,050       $7,815       $4,514       $2,556
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%        1.42%        1.42%        1.31%        1.30%
  Expenses, before waivers/
    reimbursements                              1.96%        2.21%        3.09%        3.84%        7.14%
  Net investment income, net of
    waivers/reimbursements                      4.05%        4.18%        4.75%        4.88%        4.85%
Portfolio turnover rate                          303%          69%         134%         246%         155%


See footnote summary on page 68.


50


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   MICHIGAN PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.62       $10.52       $10.12       $10.10        $9.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)       .48(b)       .53(b)       .52(b)       .52
Net realized and unrealized gain (loss)
  on investment transactions                    (.45)         .44          .55          .22          .78
Net increase (decrease) in net asset
  value from operations                          .01          .92         1.08          .74         1.30

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.48)        (.53)        (.52)        (.52)
Distributions in excess of net
  investment income                             (.04)        (.05)        (.02)        (.03)        (.03)
Distributions from net realized gains           (.07)        (.29)        (.13)        (.17)          -0-
Total dividends and distributions               (.57)        (.82)        (.68)        (.72)        (.55)
Net asset value, end of year                  $10.06       $10.62       $10.52       $10.12       $10.10

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .03%        9.08%       11.05%        7.54%       14.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $11,760       $8,640       $5,836       $6,123       $5,158
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .96%         .96%         .96%         .96%        1.36%
  Expenses, before waivers/
    reimbursements                              1.62%        1.89%        2.46%        2.77%        3.43%
  Net investment income, net of
    waivers/reimbursements                      4.48%        4.57%        5.24%        5.21%        5.27%
Portfolio turnover rate                          213%         134%         161%         242%         151%


See footnote summary on page 68.


51


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  MICHIGAN PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.61       $10.52       $10.12       $10.10        $9.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .39(b)       .40(b)       .46(b)       .45(b)       .45
Net realized and unrealized gain (loss)
  on investment transactions                    (.45)         .44          .55          .22          .78
Net increase (decrease) in net asset
  value from operations                         (.06)         .84         1.01          .67         1.23

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.39)        (.40)        (.46)        (.45)        (.45)
Distributions in excess of net
  investment income                             (.04)        (.06)        (.02)        (.03)        (.03)
Distributions from net realized gains           (.07)        (.29)        (.13)        (.17)          -0-
Total dividends and distributions               (.50)        (.75)        (.61)        (.65)        (.48)
Net asset value, end of year                  $10.05       $10.61       $10.52       $10.12       $10.10

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.64)%       8.26%       10.30%        6.80%       13.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $13,844       $9,411       $5,300       $3,553       $2,424
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.66%        1.66%        1.66%        1.66%        2.06%
  Expenses, before waivers/
    reimbursements                              2.44%        2.61%        3.23%        3.48%        4.12%
  Net investment income, net of
    waivers/reimbursements                      3.79%        3.87%        4.53%        4.51%        4.57%
Portfolio turnover rate                          213%         134%         161%         242%         151%


See footnote summary on page 68.


52


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  MICHIGAN PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.61       $10.52       $10.12       $10.10        $9.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .40(b)       .41(b)       .46(b)       .45(b)       .45
Net realized and unrealized gain (loss)
  on investment transactions                    (.46)         .43          .55          .22          .78
Net increase (decrease) in net asset
  value from operations                         (.06)         .84         1.01          .67         1.23

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.40)        (.41)        (.46)        (.45)        (.45)
Distributions in excess of net
  investment income                             (.03)        (.05)        (.02)        (.03)        (.03)
Distributions from net realized gains           (.07)        (.29)        (.13)        (.17)          -0-
Total dividends and distributions               (.50)        (.75)        (.61)        (.65)        (.48)
Net asset value, end of year                  $10.05       $10.61       $10.52       $10.12       $10.10

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.64)%       8.26%       10.30%        6.80%       13.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $10,747       $8,983       $5,089       $3,940       $2,886
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.66%        1.66%        1.66%        1.66%        2.06%
  Expenses, before waivers/
    reimbursements                              2.43%        2.59%        3.20%        3.48%        4.13%
  Net investment income, net of
    waivers/reimbursements                      3.78%        3.88%        4.55%        4.50%        4.69%
Portfolio turnover rate                          213%         134%         161%         242%         151%


See footnote summary on page 68.


53


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  MINNESOTA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.22        $9.97        $9.58        $9.49        $9.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .49(b)       .50(b)       .53(b)       .53(b)       .53
Net realized and unrealized gain (loss)
  on investment transactions                    (.53)         .27          .39          .11          .32
Net increase (decrease) in net asset
  value from operations                         (.04)         .77          .92          .64          .85

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)        (.50)        (.53)        (.53)        (.53)
Distributions in excess of net
  investment income                             (.02)        (.02)          -0-        (.02)        (.02)
Total dividends and distributions               (.51)        (.52)        (.53)        (.55)        (.55)
Net asset value, end of year                   $9.67       $10.22        $9.97        $9.58        $9.49

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.48)%       7.94%        9.93%        6.95%        9.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $10,601       $6,261       $4,120       $3,165       $2,414
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .75%         .75%         .75%         .72%         .71%
  Expenses, before waivers/
    reimbursements                              1.63%        1.80%        2.22%        2.19%        2.30%
  Net investment income, net of
    waivers/reimbursements                      4.90%        4.92%        5.44%        5.54%        5.71%
Portfolio turnover rate                          259%          30%         131%         195%         117%


See footnote summary on page 68.


54


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  MINNESOTA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.22        $9.97        $9.58        $9.49        $9.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .42(b)       .46(b)       .46(b)       .46
Net realized and unrealized gain (loss)
  on investment transactions                    (.53)         .28          .39          .11          .33
Net increase (decrease) in net asset
  value from operations                         (.11)         .70          .85          .57          .79

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.42)        (.46)        (.46)        (.46)
Distributions in excess of net
  investment income                             (.02)        (.03)          -0-        (.02)        (.02)
Total dividends and distributions               (.44)        (.45)        (.46)        (.48)        (.48)
Net asset value, end of year                   $9.67       $10.22        $9.97        $9.58        $9.49

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.19)%       7.17%        9.13%        6.15%        8.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $14,111      $13,867       $8,517       $8,291       $7,299
Ratio to average net assets of:
  Expenses, net of waivers/
  reimbursements                                1.46%        1.46%        1.46%        1.42%        1.42%
  Expenses, before waivers/
  reimbursements                                2.43%        2.52%        2.91%        2.89%        3.02%
  Net investment income, net of
  waivers/reimbursements                        4.16%        4.19%        4.75%        4.82%        4.97%
Portfolio turnover rate                          259%          30%         131%         195%         117%


See footnote summary on page 68.


55


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   MINNESOTA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                                                YEAR ENDED SEPTEMBER 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.22        $9.97        $9.58        $9.50        $9.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .43(b)       .46(b)       .46(b)       .46
Net realized and unrealized gain (loss)
  on investment transactions                    (.53)         .27          .39          .10          .33
Net increase (decrease) in net asset
  value from operations                         (.11)         .70          .85          .56          .79

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.43)        (.46)        (.46)        (.46)
Distributions in excess of net
  investment income                             (.02)        (.02)          -0-        (.02)        (.02)
Total dividends and distributions               (.44)        (.45)        (.46)        (.48)        (.48)
Net asset value, end of year                   $9.67       $10.22        $9.97        $9.58        $9.50

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.19)%       7.18%        9.13%        6.03%        8.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)       $9,081       $7,716       $7,358       $6,553       $7,305
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.45%        1.45%        1.45%        1.41%        1.41%
  Expenses, before waivers/
    reimbursements                              2.44%        2.48%        2.89%        2.88%        3.00%
  Net investment income, net of
    waivers/reimbursements                      4.17%        4.23%        4.76%        4.82%        5.05%
Portfolio turnover rate                          259%          30%         131%         195%         117%


See footnote summary on page 68.


56


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  NEW JERSEY PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.46       $10.15        $9.72        $9.65        $9.07

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .49(b)       .51(b)       .51(b)       .51(b)       .54
Net realized and unrealized gain (loss)
  on investment transactions                    (.51)         .32          .44          .11          .59
Net increase (decrease) in net asset
  value from operations                         (.02)         .83          .95          .62         1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)        (.51)        (.51)        (.51)        (.54)
Distributions in excess of net
  investment income                             (.02)        (.01)        (.01)        (.04)        (.01)
Total dividends and distributions               (.51)        (.52)        (.52)        (.55)        (.55)
Net asset value, end of year                   $9.93       $10.46       $10.15        $9.72        $9.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.29)%       8.36%       10.01%        6.57%       12.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $33,109      $22,333      $16,309      $15,520      $11,612
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .82%         .82%         .82%         .82%         .82%
  Expenses, before waivers/
    reimbursements                              1.25%        1.29%        1.34%        1.35%        1.35%
  Net investment income, net of
    waivers/reimbursements                      4.82%        4.93%        5.16%        5.26%        5.73%
Portfolio turnover rate                          131%          35%          61%         132%          86%


See footnote summary on page 68.


57


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  NEW JERSEY PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.46       $10.16        $9.72        $9.66        $9.07

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .43(b)       .44(b)       .44(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.51)         .32          .45          .10          .60
Net increase (decrease) in net asset
  value from operations                         (.09)         .75          .89          .54         1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.43)        (.44)        (.45)        (.47)
Distributions in excess of net
  investment income                             (.02)        (.02)        (.01)        (.03)        (.01)
Total dividends and distributions               (.44)        (.45)        (.45)        (.48)        (.48)
Net asset value, end of year                   $9.93       $10.46       $10.16        $9.72        $9.66

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.99)%       7.50%        9.32%        5.66%       12.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $64,929      $48,027      $38,308      $39,099      $34,695
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.53%        1.53%        1.53%        1.53%        1.53%
  Expenses, before waivers/
    reimbursements                              1.99%        2.00%        2.04%        2.05%        2.06%
  Net investment income, net of
    waivers/reimbursements                      4.10%        4.23%        4.45%        4.56%        5.03%
Portfolio turnover rate                          131%          35%          61%         132%          86%


See footnote summary on page 68.


58


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  NEW JERSEY PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.46       $10.16        $9.72        $9.66        $9.07

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .43(b)       .44(b)       .44(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.52)         .32          .45          .10          .60
Net increase (decrease) in net asset
  value from operations                         (.09)         .75          .89          .54         1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.43)        (.44)        (.45)        (.47)
Distributions in excess of net
  investment income                             (.01)        (.02)        (.01)        (.03)        (.01)
Total dividends and distributions               (.44)        (.45)        (.45)        (.48)        (.48)
Net asset value, end of year                   $9.93       $10.46       $10.16        $9.72        $9.66

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.99)%       7.50%        9.32%        5.66%       12.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $32,578      $26,018      $21,404      $22,579      $21,255
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%        1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                              1.98%        1.99%        2.03%        2.04%        2.06%
  Net investment income, net of
    waivers/reimbursements                      4.12%        4.23%        4.47%        4.56%        5.09%
Portfolio turnover rate                          131%          35%          61%         132%          86%


See footnote summary on page 68.


59


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    OHIO PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.45       $10.16        $9.61        $9.53        $9.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .49(b)       .52(b)       .54(b)       .52(b)       .54
Net realized and unrealized gain (loss)
  on investment transactions                    (.55)         .30          .54          .11          .48
Net increase (decrease) in net asset
  value from operations                         (.06)         .82         1.08          .63         1.02

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)        (.52)        (.53)        (.53)        (.54)
Distributions in excess of net
  investment income                             (.04)        (.01)          -0-        (.02)        (.01)
Total dividends and distributions               (.53)        (.53)        (.53)        (.55)        (.55)
Net sset value, end of year                    $9.86       $10.45       $10.16        $9.61        $9.53

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.70)%       8.30%       11.60%        6.72%       11.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $27,229      $14,220       $7,596       $6,054       $4,170
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .75%         .75%         .75%         .75%         .75%
  Expenses, before waivers/
    reimbursements                              1.30%        1.35%        1.52%        1.48%        1.51%
  Net investment income, net of
    waivers/reimbursements                      4.88%        5.05%        5.49%        5.47%        5.74%
Portfolio turnover rate                          208%          16%         104%         182%         108%


See footnote summary on page 68.


60


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    OHIO PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.45       $10.16        $9.61        $9.54        $9.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .45(b)       .48(b)       .46(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.57)         .30          .53          .09          .49
Net increase (decrease) in net asset
  value from operations                         (.14)         .75         1.01          .55          .96

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.45)        (.46)        (.46)        (.47)
Distributions in excess of net
  investment income                             (.02)        (.01)          -0-        (.02)        (.01)
Total dividends and distributions               (.45)        (.46)        (.46)        (.48)        (.48)
Net asset value, end of year                   $9.86       $10.45       $10.16        $9.61        $9.54

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.38)%       7.56%       10.80%        5.82%       10.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $49,055      $37,289      $26,821      $25,334      $21,821
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.46%        1.46%        1.46%        1.46%        1.46%
  Expenses, before waivers/
    reimbursements                              2.01%        2.05%        2.22%        2.18%        2.21%
  Net investment income, net of
    waivers/reimbursements                      4.17%        4.34%        4.81%        4.77%        5.08%
Portfolio turnover rate                          208%          16%         104%         182%         108%


See footnote summary on page 68.


61


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    OHIO PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.45       $10.16        $9.61        $9.54        $9.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .43(b)       .45(b)       .47(b)       .46(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.57)         .30          .54          .09          .49
Net increase (decrease) in net asset
  value from operations                         (.14)         .75         1.01          .55          .96

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.45)        (.46)        (.46)        (.47)
Distributions in excess of net
  investment income                             (.02)        (.01)          -0-        (.02)        (.01)
Total dividends and distributions               (.45)        (.46)        (.46)        (.48)        (.48)
Net asset value, end of year                   $9.86       $10.45       $10.16        $9.61        $9.54

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.38)%       7.56%       10.80%        5.82%       10.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $24,126      $16,685      $14,878      $17,203      $18,874
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.45%        1.45%        1.45%        1.45%        1.45%
  Expenses, before waivers/
    reimbursements                              2.01%        2.04%        2.20%        2.16%        2.20%
  Net investment income, net of
    waivers/reimbursements                      4.18%        4.36%        4.81%        4.78%        5.14%
Portfolio turnover rate                          208%          16%         104%         182%         108%


See footnote summary on page 68.


62


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 PENNSYLVANIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.66       $10.33        $9.85        $9.64        $9.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .49(b)       .53(b)       .55(b)       .49(b)       .54
Net realized and unrealized gain (loss)
  on investment transactions                    (.73)         .35          .49          .28          .48
Net increase (decrease) in net asset
  value from operations                         (.24)         .88         1.04          .77         1.02

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)        (.53)        (.55)        (.53)        (.54)
Distributions in excess of net
  investment income                             (.04)        (.02)        (.01)        (.03)        (.02)
Total dividends and distributions               (.53)        (.55)        (.56)        (.56)        (.56)
Net asset value, end of year                   $9.89       $10.66       $10.33        $9.85        $9.64

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (2.43)%       8.72%       10.85%        8.17%       11.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $62,479      $35,632      $24,948      $21,104       $8,721
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .95%         .95%         .95%        1.00%        1.00%
  Expenses, before waivers/
    reimbursements                              1.24%        1.29%        1.40%        1.45%        1.47%
  Net investment income, net of
    waivers/reimbursements                      4.68%        5.10%        5.44%        5.40%        5.78%
Portfolio turnover rate                          249%          70%          85%         185%         114%


See footnote summary on page 68.


63


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 PENNSYLVANIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

INCOME FROM INVESTMENT OPERATIONS             $10.66       $10.33        $9.86        $9.65        $9.18
Net investment income (a)                        .41(b)       .46(b)       .47(b)       .46(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.73)         .34          .49          .24          .49
Net increase (decrease) in net asset
  value from operations                         (.32)         .80          .96          .70          .96

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.41)        (.46)        (.47)        (.46)        (.47)
Distributions in excess of net
  investment income                             (.04)        (.01)        (.02)        (.03)        (.02)
Total dividends and distributions               (.45)        (.47)        (.49)        (.49)        (.49)
Net asset value, end of year                   $9.89       $10.66       $10.33        $9.86        $9.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (3.10)%       7.98%        9.95%        7.38%       10.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $52,012      $39,465      $30,078      $30,440      $28,559
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.66%        1.66%        1.66%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                              1.98%        2.00%        2.09%        2.15%        2.17%
  Net investment income, net of
    waivers/reimbursements                      3.96%        4.39%        4.72%        4.69%        5.09%
Portfolio turnover rate                          249%          70%          85%         185%         114%


See footnote summary on page 68.


64


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                PENNSYLVANIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.66       $10.33        $9.86        $9.65        $9.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .41(b)       .46(b)       .47(b)       .46(b)       .47
Net realized and unrealized gain (loss)
  on investment transactions                    (.73)         .34          .49          .24          .49
Net increase (decrease) in net asset
  value from operations                         (.32)         .80          .96          .70          .96

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.41)        (.46)        (.47)        (.46)        (.47)
Distributions in excess of net
  investment income                             (.04)        (.01)        (.02)        (.03)        (.02)
Total dividends and distributions               (.45)        (.47)        (.49)        (.49)        (.49)
Net asset value, end of year                   $9.89       $10.66       $10.33        $9.86        $9.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (3.10)%       7.98%        9.95%        7.37%       10.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $27,916      $17,531      $15,486      $13,996      $15,052
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%        1.65%        1.65%        1.70%        1.70%
  Expenses, before waivers/
    reimbursements                              1.98%        1.99%        2.10%        2.14%        2.17%
  Net investment income, net of
    waivers/reimbursements                      3.98%        4.41%        4.73%        4.69%        5.09%
Portfolio turnover rate                          249%          70%          85%         185%         114%


See footnote summary on page 68.


65


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  VIRGINIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.02       $10.90       $10.58       $10.29        $9.69

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .49(b)       .52(b)       .57(b)       .57(b)       .56
Net realized and unrealized gain (loss)
  on investment transactions                    (.60)         .49          .57          .37          .61
Net increase (decrease) in net asset
  value from operations                         (.11)        1.01         1.14          .94         1.17

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)        (.52)        (.57)        (.57)        (.56)
Distributions in excess of net
  investment income                             (.07)        (.05)          -0-          -0-        (.01)
Distributions from net realized gains           (.03)        (.32)        (.25)        (.08)          -0-
Total dividends and distributions               (.59)        (.89)        (.82)        (.65)        (.57)
Net asset value, end of year                  $10.32       $11.02       $10.90       $10.58       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.10)%       9.65%       11.32%        9.39%       12.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $28,148      $10,315       $3,530       $2,455       $1,855
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .67%         .67%         .67%         .67%         .67%
  Expenses, before waivers/
    reimbursements                              1.43%        2.09%        3.57%        5.18%        8.96%
  Net investment income, net of
    waivers/reimbursements                      4.67%        4.84%        5.39%        5.39%        5.59%
Portfolio turnover rate                          311%          62%         258%         298%         128%


See footnote summary on page 68.


66


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  VIRGINIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.01       $10.90       $10.57       $10.29        $9.69

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .44(b)       .50(b)       .50(b)       .49
Net realized and unrealized gain (loss)
  on investment transactions                    (.60)         .49          .58          .36          .61
Net increase (decrease) in net asset
  value from operations                         (.18)         .93         1.08          .86         1.10

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.44)        (.50)        (.50)        (.49)
Distributions in excess of net
  investment income                             (.07)        (.06)          -0-          -0-        (.01)
Distributions from net realized gains           (.03)        (.32)        (.25)        (.08)          -0-
Total dividends and distributions               (.52)        (.82)        (.75)        (.58)        (.50)
Net asset value, end of year                  $10.31       $11.01       $10.90       $10.57       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.73)%       8.85%       10.70%        8.57%       11.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $42,007      $15,973       $5,020       $3,345       $1,193
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.37%        1.37%        1.37%        1.37%        1.37%
  Expenses, before waivers/
    reimbursements                              2.20%        2.84%        4.29%        5.88%        9.66%
  Net investment income, net of
    waivers/reimbursements                      3.97%        4.14%        4.68%        4.70%        4.80%
Portfolio turnover rate                          311%          62%         258%         298%         128%


See footnote summary on page 68.


67


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                  VIRGINIA PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.01       $10.90       $10.57       $10.29        $9.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .42(b)       .44(b)       .50(b)       .50(b)       .49
Net realized and unrealized gain (loss)
  on investment transactions                    (.60)         .49          .58          .36          .60

Net increase (decrease) in net asset
  value from operations                         (.18)         .93         1.08          .86         1.09

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.42)        (.44)        (.50)        (.50)        (.49)
Distributions in excess of net
  investment income                             (.07)        (.06)          -0-          -0-        (.01)
Distributions from net realized gains           (.03)        (.32)        (.25)        (.08)          -0-
Total dividends and distributions               (.52)        (.82)        (.75)        (.58)        (.50)
Net asset value, end of year                  $10.31       $11.01       $10.90       $10.57       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (1.73)%       8.85%       10.70%        8.58%       11.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $12,962       $4,597       $1,207         $642         $122
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.37%        1.37%        1.37%        1.37%        1.37%
  Expenses, before waivers/
    reimbursements                              2.19%        2.85%        4.25%        5.88%        9.66%
  Net investment income, net of
    waivers/reimbursements                      3.97%        4.11%        4.66%        4.73%        4.81%
Portfolio turnover rate                          311%          62%         258%         298%         128%


(a)  Net of fee waived and expenses reimbursed by the Adviser.

(b)  Based on average shares.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return.


68


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
ALLIANCE MUNICIPAL INCOME FUND II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios), as of September 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
November 4, 1999


FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________


In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and long-term capital gain distributions paid during the fiscal year ended September 30, 1999.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1999 calendar year on Form 1099-DIV which will be mailed by January 31, 2000.


                                EXEMPT-INTEREST        LONG-TERM CAPITAL
PORTFOLIO                           DIVIDENDS         GAIN DISTRIBUTIONS
---------                       ---------------       ------------------
Arizona                             2,605,646                  116,521
Florida                             7,479,184                       -0-
Massachusetts                       4,257,237                   56,799
Michigan                            1,318,425                    1,358
Minnesota                           1,381,310                       -0-
New Jersey                          4,991,913                       -0-
Ohio                                3,779,032                       -0-
Pennsylvania                        5,189,166                       -0-
Virginia                            2,423,099                       -0-



69


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


70


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________


FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
    Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


71


ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIIAR